UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Value Factor ETF Fidelity® International Value Factor ETF : FIVA Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® International Value Factor ETF for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Factor ETF	$ 10	0.18%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$532,897,553
Number of Holdings	109
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	26.0
Industrials	19.1
Information Technology	9.6
Health Care	8.4
Consumer Discretionary	7.7
Materials	7.7
Consumer Staples	6.2
Energy	6.0
Utilities	3.8
Communication Services	3.2
Real Estate	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.9
Canada - 13.8
United States - 9.6
Germany - 9.3
France - 9.2
United Kingdom - 9.1
Australia - 5.9
Netherlands - 4.2
Italy - 2.5
Others - 13.5

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	2.7
Kioxia Holdings Corp	1.8
Nestle SA	1.6
Shell PLC	1.6
Siemens AG	1.6
Toronto Dominion Bank	1.5
TotalEnergies SE	1.4
Canadian National Railway Co	1.4
Macquarie Group Ltd	1.4
Mitsubishi UFJ Financial Group Inc	1.4
16.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915799.101    3064-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Multifactor ETF Fidelity® International Multifactor ETF : FDEV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® International Multifactor ETF for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Multifactor ETF	$ 10	0.18%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$271,401,641
Number of Holdings	205
Portfolio Turnover	103%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	22.5
Industrials	14.8
Health Care	12.9
Energy	11.6
Consumer Staples	9.4
Utilities	8.5
Communication Services	7.6
Information Technology	4.1
Consumer Discretionary	3.9
Materials	3.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 19.8
United Kingdom - 14.9
Canada - 13.9
France - 8.0
United States - 7.2
Spain - 4.2
Australia - 3.8
Netherlands - 3.6
Germany - 3.6
Others - 21.0

TOP HOLDINGS (% of Fund's net assets)
Shell PLC	1.8
Astrazeneca PLC	1.6
Roche Holding AG	1.5
Engie SA	1.4
Endesa SA	1.4
Novartis AG	1.4
Canadian Natural Resources Ltd	1.4
Suncor Energy Inc	1.3
Centrica PLC	1.3
Equinor ASA	1.3
14.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915808.101    3355-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International High Dividend ETF Fidelity® International High Dividend ETF : FIDI Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® International High Dividend ETF for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International High Dividend ETF	$ 10	0.18%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$318,117,306
Number of Holdings	106
Portfolio Turnover	145%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.3
Energy	16.1
Consumer Staples	13.2
Consumer Discretionary	12.9
Industrials	11.7
Utilities	11.5
Real Estate	9.2
Health Care	2.4
Information Technology	1.5
Materials	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 18.2
France - 17.6
Canada - 13.9
Australia - 10.3
United Kingdom - 9.2
United States - 6.4
Germany - 4.9
Norway - 4.2
Italy - 3.7
Others - 11.6

TOP HOLDINGS (% of Fund's net assets)
Equinor ASA	3.7
TotalEnergies SE	3.7
Canadian Natural Resources Ltd	2.9
Enbridge Inc	2.7
Daito Trust Construction Co Ltd	2.7
Nestle SA	2.6
Klepierre SA	2.6
Enel SpA	2.6
Woodside Energy Group Ltd	2.6
Engie SA	2.5
28.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915798.101    3063-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Multifactor ETF Fidelity® Emerging Markets Multifactor ETF : FDEM Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Multifactor ETF for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Multifactor ETF	$ 13	0.25%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$508,076,185
Number of Holdings	210
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.9
Financials	16.8
Consumer Discretionary	12.3
Communication Services	10.4
Energy	9.2
Consumer Staples	7.1
Real Estate	5.2
Industrials	3.8
Materials	2.2
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 25.6
Taiwan - 21.8
Korea (South) - 16.9
India - 9.0
Brazil - 4.0
Mexico - 3.6
South Africa - 3.4
Thailand - 2.5
United Arab Emirates - 2.3
Others - 10.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	11.7
Samsung Electronics Co Ltd	6.0
SK Hynix Inc	3.4
Tencent Holdings Ltd	3.2
China Resources Mixc Lifestyle Services Ltd	1.9
Orion Corp/Republic of Korea	1.7
Fibra Uno Administracion SA de CV	1.7
Emaar Development PJSC	1.6
Petroleo Brasileiro SA - Petrobras (PN)	1.5
Kimberly-Clark de Mexico SAB de CV Series A	1.5
34.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915807.101    3354-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Fundamental Developed International ETF Fidelity® Fundamental Developed International ETF : FFDI Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Developed International ETF for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Developed International ETF	$ 28	0.55%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$22,131,788
Number of Holdings	101
Portfolio Turnover	66%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	26.7
Industrials	25.4
Information Technology	12.8
Health Care	8.4
Materials	7.9
Consumer Discretionary	6.1
Consumer Staples	4.4
Energy	4.2
Utilities	1.6
Communication Services	0.9
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.7
United Kingdom - 16.1
United States - 10.1
Germany - 8.3
France - 8.0
Netherlands - 6.0
Spain - 5.4
Sweden - 4.1
Italy - 4.0
Others - 16.3

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.0
Schneider Electric SE	2.8
Banco Santander SA	2.4
Air Liquide SA	2.3
Hitachi Ltd	2.3
Safran SA	2.2
Rolls-Royce Holdings PLC	2.2
CaixaBank SA	2.1
Shell PLC	2.0
Mitsubishi Heavy Industries Ltd	2.0
24.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918724.101    7727-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Fundamental Global ex-U.S. ETF Fidelity® Fundamental Global ex-U.S. ETF : FFGX Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Global ex-U.S. ETF for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Global ex-U.S. ETF	$ 28	0.55%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$39,539,848
Number of Holdings	167
Portfolio Turnover	45%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	24.4
Information Technology	21.9
Industrials	20.1
Materials	8.1
Consumer Discretionary	6.1
Energy	5.4
Health Care	5.4
Communication Services	3.6
Consumer Staples	3.0
Utilities	1.4
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 12.5
United Kingdom - 10.0
Taiwan - 9.7
China - 7.7
Canada - 6.2
Korea (South) - 6.0
United States - 5.4
Germany - 5.4
France - 5.1
Others - 32.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.7
Samsung Electronics Co Ltd	3.4
ASML Holding NV depository receipt	2.6
Tencent Holdings Ltd	2.0
SK Hynix Inc	1.9
Schneider Electric SE	1.6
Hitachi Ltd	1.6
Safran SA	1.6
CaixaBank SA	1.5
Banco Santander SA	1.5
25.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918726.101    7728-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Fundamental Emerging Markets ETF Fidelity® Fundamental Emerging Markets ETF : FFEM Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Emerging Markets ETF for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Emerging Markets ETF	$ 32	0.60%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$39,360,918
Number of Holdings	113
Portfolio Turnover	71%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.4
Financials	19.8
Industrials	10.3
Consumer Discretionary	7.8
Communication Services	7.6
Materials	4.9
Health Care	3.7
Energy	3.4
Consumer Staples	2.4
Utilities	1.4
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 24.5
China - 23.4
Korea (South) - 17.0
India - 8.8
Brazil - 4.6
South Africa - 3.8
Mexico - 3.6
Saudi Arabia - 2.1
United Arab Emirates - 2.0
Others - 10.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.4
Samsung Electronics Co Ltd	8.7
SK Hynix Inc	5.2
Tencent Holdings Ltd	5.1
Alibaba Group Holding Ltd	2.8
MediaTek Inc	2.3
Contemporary Amperex Technology Co Ltd A Shares (China)	2.1
China Construction Bank Corp H Shares	1.9
Delta Electronics Inc	1.6
BYD Co Ltd H Shares	1.5
47.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918728.101    7729-TSRS-0626

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Fundamental Developed International ETF
Fidelity® Fundamental Emerging Markets ETF
Fidelity® Fundamental Global ex-U.S. ETF

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Fundamental Developed International ETF
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
AUSTRALIA - 1.5%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd	4,111	139,935
Materials - 0.9%
Metals & Mining - 0.9%
IperionX Ltd (b)	6,408	18,915
Rio Tinto PLC	1,712	171,180
TOTAL MATERIALS		190,095
TOTAL AUSTRALIA		330,030
BELGIUM - 2.3%
Financials - 1.6%
Banks - 1.6%
KBC Group NV	2,570	341,594
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA (b)	592	160,638
TOTAL BELGIUM		502,232
CANADA - 3.5%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Dollarama Inc	441	56,361
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cameco Corp	1,054	129,567
Canadian Natural Resources Ltd	3,048	145,494
Imperial Oil Ltd	1,587	212,589
TOTAL ENERGY		487,650
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Celestica Inc (United States) (b)	276	113,047
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	548	126,427
TOTAL CANADA		783,485
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	2,545	122,923
DENMARK - 1.5%
Industrials - 1.5%
Air Freight & Logistics - 1.5%
DSV A/S	1,400	342,681
FRANCE - 8.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA	2,750	57,353
Consumer Staples - 0.9%
Food Products - 0.9%
Danone SA	2,663	208,591
Financials - 1.1%
Insurance - 1.1%
AXA SA	4,844	232,750
Industrials - 3.4%
Aerospace & Defense - 2.2%
Safran SA	1,492	478,047
Electrical Equipment - 1.2%
Legrand SA	1,571	279,890
TOTAL INDUSTRIALS		757,937
Materials - 2.3%
Chemicals - 2.3%
Air Liquide SA	2,403	516,337
TOTAL FRANCE		1,772,968
GERMANY - 8.3%
Financials - 3.6%
Capital Markets - 1.5%
Deutsche Boerse AG	1,064	326,677
Insurance - 2.1%
Allianz SE	382	174,402
Hannover Rueck SE	904	273,308
		447,710
TOTAL FINANCIALS		774,387
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Fresenius SE & Co KGaA	3,678	178,063
Industrials - 2.6%
Aerospace & Defense - 1.0%
Rheinmetall AG	142	225,955
Electrical Equipment - 1.6%
Siemens Energy AG	1,664	352,665
TOTAL INDUSTRIALS		578,620
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	1,024	226,362
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE	1,549	41,650
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	397	28,879
TOTAL GERMANY		1,827,961
HONG KONG - 0.7%
Financials - 0.7%
Insurance - 0.7%
AIA Group Ltd	11,131	120,868
Prudential PLC	1,801	26,909
Prudential PLC rights (b)(c)	1,801	341

TOTAL HONG KONG		148,118
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	2,395	221,077
ISRAEL - 1.3%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	2,958	79,284
Health Care - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd ADR (b)	3,657	128,251
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Next Vision Stabilized Systems Ltd	717	82,190
TOTAL ISRAEL		289,725
ITALY - 4.0%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	2,283	67,200
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	840	48,922
Financials - 2.8%
Banks - 2.8%
FinecoBank Banca Fineco SpA	4,502	111,382
Intesa Sanpaolo SpA	22,575	153,009
UniCredit SpA	4,693	361,431
TOTAL FINANCIALS		625,822
Health Care - 0.7%
Pharmaceuticals - 0.7%
Recordati Industria Chimica e Farmaceutica SpA	2,553	148,738
TOTAL ITALY		890,682
JAPAN - 21.7%
Consumer Discretionary - 1.9%
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	11,007	62,531
Household Durables - 1.0%
Panasonic Holdings Corp	10,862	222,229
Specialty Retail - 0.7%
Fast Retailing Co Ltd	310	145,718
TOTAL CONSUMER DISCRETIONARY		430,478
Consumer Staples - 1.2%
Food Products - 1.0%
Ajinomoto Co Inc	6,759	219,752
Tobacco - 0.2%
Japan Tobacco Inc	1,208	45,255
TOTAL CONSUMER STAPLES		265,007
Financials - 4.4%
Banks - 3.1%
Mitsubishi UFJ Financial Group Inc	17,737	319,154
Sumitomo Mitsui Financial Group Inc	10,128	356,588
		675,742
Insurance - 1.3%
Tokio Marine Holdings Inc	6,636	305,276
TOTAL FINANCIALS		981,018
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Hoya Corp	1,665	309,485
Industrials - 7.2%
Industrial Conglomerates - 2.3%
Hitachi Ltd	16,277	507,581
Machinery - 3.5%
Ebara Corp	4,233	144,034
Kawasaki Heavy Industries Ltd	8,293	170,410
Mitsubishi Heavy Industries Ltd	14,743	434,602
		749,046
Trading Companies & Distributors - 1.4%
ITOCHU Corp	25,325	313,499
TOTAL INDUSTRIALS		1,570,126
Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 0.3%
Ibiden Co Ltd	858	73,877
Semiconductors & Semiconductor Equipment - 4.0%
Advantest Corp	1,831	330,517
Disco Corp	488	230,698
Renesas Electronics Corp	13,893	285,039
Rohm Co Ltd	1,043	22,638
		868,892
TOTAL INFORMATION TECHNOLOGY		942,769
Materials - 1.3%
Chemicals - 1.3%
Shin-Etsu Chemical Co Ltd	6,070	280,944
TOTAL JAPAN		4,779,827
NETHERLANDS - 6.0%
Information Technology - 6.0%
Semiconductors & Semiconductor Equipment - 6.0%
ASM International NV	346	337,292
ASML Holding NV	620	889,496
BE Semiconductor Industries NV	376	109,087

TOTAL NETHERLANDS		1,335,875
PORTUGAL - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Comercial Portugues SA	21,455	22,889
SINGAPORE - 0.6%
Financials - 0.4%
Banks - 0.4%
United Overseas Bank Ltd	3,144	89,296
Real Estate - 0.2%
Health Care REITs - 0.2%
Parkway Life Real Estate Investment Trust	16,546	52,258
TOTAL SINGAPORE		141,554
SPAIN - 5.4%
Financials - 4.5%
Banks - 4.5%
Banco Santander SA	43,877	534,531
CaixaBank SA	35,742	454,723
TOTAL FINANCIALS		989,254
Utilities - 0.9%
Electric Utilities - 0.9%
Iberdrola SA	9,103	213,140
TOTAL SPAIN		1,202,394
SWEDEN - 4.1%
Financials - 1.9%
Financial Services - 1.9%
Investor AB B Shares	10,227	412,060
Industrials - 1.8%
Building Products - 1.2%
Assa Abloy AB B Shares	7,068	269,009
Machinery - 0.6%
Indutrade AB	5,973	127,576
TOTAL INDUSTRIALS		396,585
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Hexagon AB B Shares	9,289	99,844
TOTAL SWEDEN		908,489
SWITZERLAND - 3.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	213	40,482
Financials - 3.0%
Capital Markets - 1.3%
UBS Group AG	6,512	287,533
Insurance - 1.7%
Zurich Insurance Group AG	546	380,002
TOTAL FINANCIALS		667,535
TOTAL SWITZERLAND		708,017
UNITED KINGDOM - 16.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Zegona Communications plc	5,620	134,747
Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 1.5%
Compass Group PLC	11,258	318,039
Leisure Products - 0.4%
Games Workshop Group PLC	365	96,801
TOTAL CONSUMER DISCRETIONARY		414,840
Consumer Staples - 2.1%
Tobacco - 2.1%
British American Tobacco PLC ADR	5,496	323,165
Imperial Brands PLC	3,811	145,255
TOTAL CONSUMER STAPLES		468,420
Financials - 2.3%
Banks - 2.3%
Lloyds Banking Group PLC	180,295	244,576
NatWest Group PLC	33,873	269,734
TOTAL FINANCIALS		514,310
Health Care - 2.3%
Health Care Equipment & Supplies - 0.3%
Convatec Group PLC (d)(e)	25,623	73,498
Pharmaceuticals - 2.0%
Astrazeneca PLC	1,642	311,648
GSK PLC	4,702	123,390
		435,038
TOTAL HEALTH CARE		508,536
Industrials - 5.1%
Aerospace & Defense - 3.9%
BAE Systems PLC	13,748	382,103
Rolls-Royce Holdings PLC	28,758	462,546
		844,649
Trading Companies & Distributors - 1.2%
Diploma PLC	2,696	254,600
TOTAL INDUSTRIALS		1,099,249
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Halma PLC	4,526	271,416
Utilities - 0.6%
Electric Utilities - 0.6%
SSE PLC	3,456	124,200
TOTAL UNITED KINGDOM		3,535,718
UNITED STATES - 8.9%
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
InterContinental Hotels Group PLC	1,627	232,824
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Shell PLC	9,702	439,098
Health Care - 1.9%
Health Care Equipment & Supplies - 0.6%
Alcon AG	1,899	141,498
Pharmaceuticals - 1.3%
Roche Holding AG	680	277,100
TOTAL HEALTH CARE		418,598
Industrials - 2.8%
Electrical Equipment - 2.8%
Schneider Electric SE	1,976	622,919
Materials - 1.2%
Construction Materials - 1.2%
Holcim AG	2,880	267,156
TOTAL UNITED STATES		1,980,595
TOTAL COMMON STOCKS (Cost $18,173,450)		21,847,240

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (g) (Cost $29,814)	3.62	30,000	29,813

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $156,974)	3.69	156,942	156,974

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $18,360,238)	22,034,027
NET OTHER ASSETS (LIABILITIES) - 0.4%	97,761
NET ASSETS - 100.0%	22,131,788

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1	6/2026	152,305	7,903

The notional amount of long futures as a percentage of Net Assets is 0.7%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $73,498 or 0.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,498 or 0.3% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,813.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	80,895	4,738,507	4,662,437	3,922	9	-	156,974	156,942	0.0%
Total	80,895	4,738,507	4,662,437	3,922	9	-	156,974

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	192,100	192,100	-	-
Consumer Discretionary	1,382,120	1,382,120	-	-
Consumer Staples	990,940	990,940	-	-
Energy	926,748	926,748	-	-
Financials	5,878,317	5,878,317	-	-
Health Care	1,852,309	1,852,309	-	-
Industrials	5,589,194	5,589,194	-	-
Information Technology	2,845,141	2,845,141	-	-
Materials	1,730,244	1,730,244	-	-
Real Estate	93,908	93,908	-	-
Utilities	366,219	366,219	-	-

U.S. Treasury Obligations	29,813	-	29,813	-

Money Market Funds	156,974	156,974	-	-
Total Investments in Securities:	22,034,027	22,004,214	29,813	-
Derivative Instruments:

Assets
Futures Contracts	7,903	7,903	-	-
Total Assets	7,903	7,903	-	-
Total Derivative Instruments:	7,903	7,903	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,903	-
Total Equity Risk	7,903	-
Total Value of Derivatives	7,903	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Fundamental Developed International ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $18,203,264)	$21,877,053
Fidelity Central Funds (cost $156,974)	156,974

Total Investment in Securities (cost $18,360,238)		$22,034,027
Cash		10,181
Foreign currency held at value (cost $5)		5
Dividends receivable		74,035
Reclaims receivable		19,755
Distributions receivable from Fidelity Central Funds		628
Receivable for variation margin on futures contracts		3,530
Total assets		22,142,161
Liabilities
Payable for investments purchased on a delayed delivery basis	$347
Accrued management fee	10,026
Total liabilities		10,373
Net Assets		$22,131,788
Net Assets consist of:
Paid in capital		$18,979,811
Total accumulated earnings (loss)		3,151,977
Net Assets		$22,131,788
Net Asset Value, offering price and redemption price per share ($22,131,788 ÷ 700,000 shares)		$31.62
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$209,452
Interest		1,005
Income from Fidelity Central Funds		3,922
Income before foreign taxes withheld		$214,379
Less foreign taxes withheld		(23,220)
Total income		191,159
Expenses
Management fee	$48,244
Independent trustees' fees and expenses	25
Total expenses before reductions	48,269
Expense reductions	(403)
Total expenses after reductions		47,866
Net Investment income (loss)		143,293
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(484,941)
Redemptions in-kind	226,924
Fidelity Central Funds	9
Foreign currency transactions	951
Futures contracts	(16,377)
Total net realized gain (loss)		(273,434)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,108,489
Assets and liabilities in foreign currencies	1,710
Futures contracts	7,903
Total change in net unrealized appreciation (depreciation)		1,118,102
Net gain (loss)		844,668
Net increase (decrease) in net assets resulting from operations		$987,961
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	For the period November 19, 2024 (commencement of operations) through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$143,293	$221,895
Net realized gain (loss)	(273,434)	(72,711)
Change in net unrealized appreciation (depreciation)	1,118,102	2,565,167
Net increase (decrease) in net assets resulting from operations	987,961	2,714,351
Distributions to shareholders	(185,400)	(217,700)

Share transactions
Proceeds from sales of shares	15,320,589	18,554,125
Cost of shares redeemed	(9,125,576)	(5,916,562)

Net increase (decrease) in net assets resulting from share transactions	6,195,013	12,637,563
Total increase (decrease) in net assets	6,997,574	15,134,214

Net Assets
Beginning of period	15,134,214	-
End of period	$22,131,788	$15,134,214

Other Information
Shares
Sold	500,000	700,000
Redeemed	(300,000)	(200,000)
Net increase (decrease)	200,000	500,000

Financial Highlights
Fidelity® Fundamental Developed International ETF

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.27	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.48
Net realized and unrealized gain (loss)	1.45	5.25
Total from investment operations	1.70	5.73
Distributions from net investment income	(.35)	(.46)
Total distributions	(.35)	(.46)
Net asset value, end of period	$31.62	$30.27
Total Return D,E,F	5.67%	23.13%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55% I	.55% I
Expenses net of fee waivers, if any	.55 % I	.55% I
Expenses net of all reductions, if any	.54% I	.55% I
Net investment income (loss)	1.63% I	1.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$22,132	$15,134
Portfolio turnover rate J	66 % I,K	41% I,K

AFor the period November 19, 2024 (commencement of operations) through October 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Fundamental Emerging Markets ETF
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Anglogold Ashanti Plc (South Africa)	4,284	398,999
BRAZIL - 4.6%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Vibra Energia SA	22,469	151,100
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
PRIO SA/Brazil (b)	35,035	469,864
Financials - 1.7%
Banks - 1.2%
Itau Unibanco Holding SA	45,330	395,372
NU Holdings Ltd/Cayman Islands Class A (b)	6,093	88,227
		483,599
Capital Markets - 0.5%
Banco BTG Pactual SA unit	15,361	184,079
TOTAL FINANCIALS		667,678
Industrials - 0.4%
Ground Transportation - 0.4%
Localiza Rent a Car SA	14,473	134,185
Localiza Rent a Car SA (PN)	553	4,929
TOTAL INDUSTRIALS		139,114
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA ADR	1,386	22,675
Utilities - 0.9%
Electric Utilities - 0.9%
Axia Energia SA ADR	11,423	143,359
Axia Energia SA ADR	1,052	12,676
Equatorial SA	22,912	195,815
TOTAL UTILITIES		351,850
TOTAL BRAZIL		1,802,281
CHINA - 23.4%
Communication Services - 5.4%
Entertainment - 0.2%
Netease Inc	934	21,345
Tencent Music Entertainment Group Class A ADR	7,555	69,279
		90,624
Interactive Media & Services - 5.2%
Baidu Inc A Shares (b)	2,313	35,053
Tencent Holdings Ltd	32,857	1,962,401
		1,997,454
TOTAL COMMUNICATION SERVICES		2,088,078
Consumer Discretionary - 5.7%
Automobile Components - 0.1%
Hesai Group ADR (b)	2,360	53,525
Automobiles - 1.5%
BYD Co Ltd H Shares	44,451	581,708
Broadline Retail - 2.8%
Alibaba Group Holding Ltd	66,766	1,074,053
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc ADR	2,646	144,710
Hotels, Restaurants & Leisure - 0.6%
H World Group Ltd ADR	4,382	226,286
Household Durables - 0.1%
Haier Smart Home Co Ltd H Shares	16,877	47,232
Textiles, Apparel & Luxury Goods - 0.2%
Laopu Gold Co Ltd H Shares	1,144	80,624
TOTAL CONSUMER DISCRETIONARY		2,208,138
Consumer Staples - 0.5%
Beverages - 0.5%
Kweichow Moutai Co Ltd A Shares (China)	1,062	215,380
Financials - 3.6%
Banks - 1.9%
China Construction Bank Corp H Shares	644,825	722,830
Insurance - 1.7%
China Life Insurance Co Ltd H Shares	105,872	386,857
Ping An Insurance Group Co of China Ltd H Shares	37,404	300,855
		687,712
TOTAL FINANCIALS		1,410,542
Health Care - 1.9%
Biotechnology - 0.2%
Innovent Biologics Inc (b)(c)(d)	7,890	90,661
Life Sciences Tools & Services - 0.8%
Wuxi Apptec Co Ltd H Shares (c)(d)	17,819	309,401
Pharmaceuticals - 0.9%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	75,845	359,253
TOTAL HEALTH CARE		759,315
Industrials - 4.3%
Electrical Equipment - 2.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	13,065	834,244
Sieyuan Electric Co Ltd A Shares (China)	11,128	317,796
		1,152,040
Machinery - 1.4%
Airtac International Group	6,141	282,901
Shenzhen Inovance Technology Co Ltd A Shares (China)	27,065	271,912
		554,813
TOTAL INDUSTRIALS		1,706,853
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	679	37,420
Software - 0.1%
Pony AI Inc ADR (b)	5,629	55,558
TOTAL INFORMATION TECHNOLOGY		92,978
Materials - 1.8%
Metals & Mining - 1.8%
Chuangxin Industries Holdings Ltd H Shares	13,959	40,099
MMG Ltd (b)	212,078	225,007
Zijin Mining Group Co Ltd H Shares	101,189	460,955
TOTAL MATERIALS		726,061
TOTAL CHINA		9,207,345
GREECE - 1.7%
Financials - 1.7%
Banks - 1.7%
Eurobank SA	66,543	287,401
National Bank of Greece SA	24,214	381,522

TOTAL GREECE		668,923
HUNGARY - 1.9%
Financials - 1.2%
Banks - 1.2%
OTP Bank Nyrt	3,364	451,001
Health Care - 0.7%
Pharmaceuticals - 0.7%
Richter Gedeon Nyrt	6,902	290,723
TOTAL HUNGARY		741,724
INDIA - 8.8%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Bharti Airtel Ltd	17,655	350,979
Consumer Discretionary - 0.6%
Automobiles - 0.0%
Mahindra & Mahindra Ltd	510	16,644
Broadline Retail - 0.4%
Meesho	60,702	123,521
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (b)	31,036	80,780
TOTAL CONSUMER DISCRETIONARY		220,945
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Reliance Industries Ltd	20,833	314,064
Financials - 3.4%
Banks - 2.6%
HDFC Bank Ltd ADR	19,682	500,120
ICICI Bank Ltd ADR	15,572	414,059
State Bank of India	9,090	102,331
		1,016,510
Consumer Finance - 0.6%
Bajaj Finance Ltd	22,381	220,957
Insurance - 0.2%
HDFC Life Insurance Co Ltd (c)(d)	16,202	100,189
TOTAL FINANCIALS		1,337,656
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Max Healthcare Institute Ltd	15,757	164,867
Industrials - 1.7%
Aerospace & Defense - 0.3%
Bharat Electronics Ltd	27,872	126,659
Construction & Engineering - 1.4%
Larsen & Toubro Ltd	12,693	536,821
TOTAL INDUSTRIALS		663,480
Information Technology - 0.0%
IT Services - 0.0%
Tata Consultancy Services Ltd	1,288	33,573
Materials - 0.5%
Construction Materials - 0.5%
JK Cement Ltd	3,531	196,696
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
NTPC Ltd	45,395	190,912
TOTAL INDIA		3,473,172
INDONESIA - 1.0%
Financials - 1.0%
Banks - 1.0%
Bank Central Asia Tbk PT	1,123,832	379,805
KAZAKHSTAN - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	502	43,091
KOREA (SOUTH) - 17.0%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (b)	7,560	92,534
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Kia Corp	606	62,420
Consumer Staples - 0.4%
Personal Care Products - 0.4%
APR Corp/Korea	513	147,766
Tobacco - 0.0%
KT&G Corp	1	121
TOTAL CONSUMER STAPLES		147,887
Financials - 0.6%
Banks - 0.6%
KB Financial Group Inc	2,044	222,605
Woori Financial Group Inc	1,312	29,690
TOTAL FINANCIALS		252,295
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Samsung Biologics Co Ltd (b)(c)(d)	142	141,640
Industrials - 1.4%
Aerospace & Defense - 0.7%
Korea Aerospace Industries Ltd	2,449	280,837
Electrical Equipment - 0.7%
LS Electric Co Ltd	1,384	261,072
TOTAL INDUSTRIALS		541,909
Information Technology - 13.9%
Semiconductors & Semiconductor Equipment - 5.2%
SK Hynix Inc	2,325	2,028,818
Technology Hardware, Storage & Peripherals - 8.7%
Samsung Electronics Co Ltd	22,921	3,429,425
TOTAL INFORMATION TECHNOLOGY		5,458,243
TOTAL KOREA (SOUTH)		6,696,928
MALAYSIA - 0.5%
Financials - 0.5%
Banks - 0.5%
CIMB Group Holdings Bhd	102,796	198,342
MEXICO - 3.6%
Communication Services - 1.0%
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series B	295,475	392,591
Consumer Staples - 1.1%
Beverages - 0.5%
Fomento Economico Mexicano SAB de CV ADR	1,646	194,623
Consumer Staples Distribution & Retail - 0.6%
BBB Foods Inc Class A (b)	3,491	127,423
Wal-Mart de Mexico SAB de CV Series V	36,347	114,585
		242,008
TOTAL CONSUMER STAPLES		436,631
Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	10,090	109,561
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV unit	206,294	253,313
Real Estate - 0.6%
Industrial REITs - 0.3%
Prologis Property Mexico SA de CV	25,964	118,803
Real Estate Management & Development - 0.3%
Corp Inmobiliaria Vesta SAB de CV	32,383	115,268
TOTAL REAL ESTATE		234,071
TOTAL MEXICO		1,426,167
PERU - 1.2%
Financials - 1.2%
Banks - 1.2%
Credicorp Ltd	1,402	454,486
POLAND - 0.4%
Financials - 0.4%
Banks - 0.4%
Powszechna Kasa Oszczednosci Bank Polski SA	6,007	156,837
SAUDI ARABIA - 2.1%
Financials - 2.1%
Banks - 2.1%
Al Rajhi Bank	31,759	580,477
Saudi National Bank/The	23,724	248,468

TOTAL SAUDI ARABIA		828,945
SOUTH AFRICA - 3.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	1,720	21,581
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Naspers Ltd Class N	6,760	364,332
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Shoprite Holdings Ltd	10,403	175,341
Financials - 1.4%
Banks - 0.6%
Capitec Bank Holdings Ltd	1,012	262,769
Financial Services - 0.8%
FirstRand Ltd	56,582	299,699
TOTAL FINANCIALS		562,468
Materials - 1.0%
Chemicals - 0.6%
Sasol Ltd (b)	15,779	217,870
Metals & Mining - 0.4%
Impala Platinum Holdings Ltd	12,332	171,948
TOTAL MATERIALS		389,818
TOTAL SOUTH AFRICA		1,513,540
TAIWAN - 24.5%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	4,754	50,348
Industrials - 1.1%
Electrical Equipment - 0.9%
Bizlink Holding Inc	3,857	338,269
Machinery - 0.2%
Hiwin Technologies Corp	8,921	88,267
TOTAL INDUSTRIALS		426,536
Information Technology - 23.3%
Electronic Equipment, Instruments & Components - 3.4%
Chroma ATE Inc	4,042	271,310
Delta Electronics Inc	8,959	614,116
Elite Material Co Ltd	1,114	160,306
Yageo Corp	29,841	299,506
		1,345,238
Semiconductors & Semiconductor Equipment - 19.9%
ASE Technology Holding Co Ltd ADR	6,973	219,022
eMemory Technology Inc	2,074	255,770
MediaTek Inc	11,065	914,376
Taiwan Semiconductor Manufacturing Co Ltd	94,961	6,419,128
		7,808,296
TOTAL INFORMATION TECHNOLOGY		9,153,534
TOTAL TAIWAN		9,630,418
THAILAND - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Airports of Thailand PCL	54,401	85,660
TURKEY - 1.2%
Industrials - 1.2%
Aerospace & Defense - 0.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	31,150	289,717
Electrical Equipment - 0.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	29,873	187,761
TOTAL TURKEY		477,478
UNITED ARAB EMIRATES - 2.0%
Energy - 1.4%
Energy Equipment & Services - 0.9%
ADNOC Drilling Co PJSC	216,559	333,703
Oil, Gas & Consumable Fuels - 0.5%
Adnoc Gas PLC	223,638	205,184
TOTAL ENERGY		538,887
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	63,031	236,810
TOTAL UNITED ARAB EMIRATES		775,697
UNITED STATES - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (b)	406	119,879
TOTAL COMMON STOCKS (Cost $31,680,015)		39,079,717

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (f) (Cost $19,876)	3.62	20,000	19,876

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $241,970)	3.69	241,922	241,970

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $31,941,861)	39,341,563
NET OTHER ASSETS (LIABILITIES) - 0.0%	19,355
NET ASSETS - 100.0%	39,360,918

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3	6/2026	245,130	19,274

The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,001,144 or 2.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,001,144 or 2.5% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,876.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	15,158,777	14,916,813	6,623	6	-	241,970	241,922	0.0%
Total	-	15,158,777	14,916,813	6,623	6	-	241,970

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,945,763	2,945,763	-	-
Consumer Discretionary	3,057,283	3,057,283	-	-
Consumer Staples	975,239	975,239	-	-
Energy	1,322,815	1,322,815	-	-
Financials	7,758,440	7,758,440	-	-
Health Care	1,476,424	1,476,424	-	-
Industrials	4,041,030	4,041,030	-	-
Information Technology	14,738,328	14,738,328	-	-
Materials	1,987,562	1,987,562	-	-
Real Estate	234,071	234,071	-	-
Utilities	542,762	542,762	-	-

U.S. Treasury Obligations	19,876	-	19,876	-

Money Market Funds	241,970	241,970	-	-
Total Investments in Securities:	39,341,563	39,321,687	19,876	-
Derivative Instruments:

Assets
Futures Contracts	19,274	19,274	-	-
Total Assets	19,274	19,274	-	-
Total Derivative Instruments:	19,274	19,274	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	19,274	-
Total Equity Risk	19,274	-
Total Value of Derivatives	19,274	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Fundamental Emerging Markets ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $31,699,891)	$39,099,593
Fidelity Central Funds (cost $241,970)	241,970

Total Investment in Securities (cost $31,941,861)		$39,341,563
Cash		6,234
Foreign currency held at value (cost $9,756)		9,756
Dividends receivable		17,259
Distributions receivable from Fidelity Central Funds		471
Receivable for variation margin on futures contracts		4,650
Other receivables		35
Total assets		39,379,968
Liabilities
Accrued management fee	$19,050
Total liabilities		19,050
Net Assets		$39,360,918
Net Assets consist of:
Paid in capital		$32,055,530
Total accumulated earnings (loss)		7,305,388
Net Assets		$39,360,918
Net Asset Value, offering price and redemption price per share ($39,360,918 ÷ 1,000,000 shares)		$39.36
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$215,386
Interest		799
Income from Fidelity Central Funds		6,623
Income before foreign taxes withheld		$222,808
Less foreign taxes withheld		(25,596)
Total income		197,212
Expenses
Management fee	$77,442
Independent trustees' fees and expenses	29
Total expenses before reductions	77,471
Expense reductions	(63)
Total expenses after reductions		77,408
Net Investment income (loss)		119,804
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,134
Fidelity Central Funds	6
Foreign currency transactions	1,814
Futures contracts	(56,440)
Total net realized gain (loss)		(42,486)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,490)	4,153,454
Assets and liabilities in foreign currencies	396
Futures contracts	19,274
Total change in net unrealized appreciation (depreciation)		4,173,124
Net gain (loss)		4,130,638
Net increase (decrease) in net assets resulting from operations		$4,250,442
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	For the period November 19, 2024 (commencement of operations) through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,804	$150,432
Net realized gain (loss)	(42,486)	(9,428)
Change in net unrealized appreciation (depreciation)	4,173,124	3,246,199
Net increase (decrease) in net assets resulting from operations	4,250,442	3,387,203
Distributions to shareholders	(183,500)	(148,800)

Share transactions
Proceeds from sales of shares	22,040,612	10,014,961

Net increase (decrease) in net assets resulting from share transactions	22,040,612	10,014,961
Total increase (decrease) in net assets	26,107,554	13,253,364

Net Assets
Beginning of period	13,253,364	-
End of period	$39,360,918	$13,253,364

Other Information
Shares
Sold	600,000	400,000
Net increase (decrease)	600,000	400,000

Financial Highlights
Fidelity® Fundamental Emerging Markets ETF

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$33.13	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.38
Net realized and unrealized gain (loss)	6.35 D	8.12
Total from investment operations	6.51	8.50
Distributions from net investment income	(.26)	(.37)
Distributions from net realized gain	(.02)	-
Total distributions	(.28)	(.37)
Net asset value, end of period	$39.36	$33.13
Total Return E,F,G	19.81 % D	34.33%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.60% J	.60% J
Expenses net of fee waivers, if any	.60 % J	.60% J
Expenses net of all reductions, if any	.60% J	.60% J
Net investment income (loss)	.92% J	1.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$39,361	$13,253
Portfolio turnover rate K	71 % J,L	52% J

AFor the period November 19, 2024 (commencement of operations) through October 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.05 per share. Excluding this reimbursement, the total return would have been 19.67%.
EBased on net asset value.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Fundamental Global ex-U.S. ETF
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 1.1%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd	4,304	146,505
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc (South Africa)	1,493	139,054
IperionX Ltd (a)	7,934	23,419
Rio Tinto PLC	1,111	111,087
TOTAL MATERIALS		273,560
TOTAL AUSTRALIA		420,065
BELGIUM - 1.4%
Financials - 0.9%
Banks - 0.9%
KBC Group NV	2,689	357,411
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA (a)	692	187,772
TOTAL BELGIUM		545,183
BRAZIL - 1.6%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Vibra Energia SA	7,383	49,649
Financials - 0.6%
Banks - 0.2%
Itau Unibanco Holding SA	9,566	83,435
Capital Markets - 0.4%
Banco BTG Pactual SA unit	10,815	129,603
TOTAL FINANCIALS		213,038
Industrials - 0.2%
Ground Transportation - 0.2%
Localiza Rent a Car SA	8,079	74,904
Localiza Rent a Car SA (PN)	308	2,745
TOTAL INDUSTRIALS		77,649
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp (United States)	1,084	137,083
Utilities - 0.4%
Electric Utilities - 0.4%
Axia Energia SA	4,288	53,732
Equatorial SA	10,755	91,916
TOTAL UTILITIES		145,648
TOTAL BRAZIL		623,067
CANADA - 6.2%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Dollarama Inc	2,165	276,692
Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Cameco Corp	2,787	342,602
Canadian Natural Resources Ltd	10,172	485,554
Imperial Oil Ltd	3,475	465,499
TOTAL ENERGY		1,293,655
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.6%
Celestica Inc (a)	599	245,924
IT Services - 0.3%
Shopify Inc Class A (a)	999	121,261
TOTAL INFORMATION TECHNOLOGY		367,185
Materials - 1.3%
Metals & Mining - 1.3%
Franco-Nevada Corp	2,187	504,555
TOTAL CANADA		2,442,087
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	6,115	295,353
CHINA - 7.7%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Tencent Holdings Ltd	13,214	789,213
Consumer Discretionary - 1.4%
Automobiles - 0.3%
BYD Co Ltd H Shares	9,281	121,456
Broadline Retail - 0.9%
Alibaba Group Holding Ltd	22,471	361,487
Hotels, Restaurants & Leisure - 0.2%
H World Group Ltd ADR	1,221	63,052
Textiles, Apparel & Luxury Goods - 0.0%
Laopu Gold Co Ltd H Shares	356	25,089
TOTAL CONSUMER DISCRETIONARY		571,084
Consumer Staples - 0.3%
Beverages - 0.3%
Eastroc Beverage Group Co Ltd A Shares (China)	1,854	55,347
Kweichow Moutai Co Ltd A Shares (China)	244	49,485
TOTAL CONSUMER STAPLES		104,832
Financials - 1.4%
Banks - 0.7%
China Construction Bank Corp H Shares	253,729	284,423
Insurance - 0.7%
China Life Insurance Co Ltd H Shares	44,480	162,530
Ping An Insurance Group Co of China Ltd H Shares	13,269	106,728
		269,258
TOTAL FINANCIALS		553,681
Health Care - 0.6%
Life Sciences Tools & Services - 0.3%
Wuxi Apptec Co Ltd H Shares (b)(c)	6,121	106,282
Pharmaceuticals - 0.3%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	28,433	134,678
TOTAL HEALTH CARE		240,960
Industrials - 1.6%
Electrical Equipment - 1.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	4,023	256,882
Sieyuan Electric Co Ltd A Shares (China)	4,800	137,080
		393,962
Machinery - 0.6%
Airtac International Group	2,932	135,070
Shenzhen Inovance Technology Co Ltd A Shares (China)	10,522	105,711
		240,781
TOTAL INDUSTRIALS		634,743
Materials - 0.4%
Metals & Mining - 0.4%
MMG Ltd (a)	34,602	36,711
Zijin Mining Group Co Ltd H Shares	24,811	113,024
TOTAL MATERIALS		149,735
TOTAL CHINA		3,044,248
DENMARK - 1.0%
Industrials - 1.0%
Air Freight & Logistics - 1.0%
DSV A/S	1,538	376,459
FRANCE - 5.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Orange SA	3,977	82,943
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	1,707	133,708
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gaztransport Et Technigaz SA	78	18,950
Financials - 0.9%
Insurance - 0.9%
AXA SA	7,620	366,135
Industrials - 2.4%
Aerospace & Defense - 1.6%
Safran SA	1,873	600,122
Electrical Equipment - 0.8%
Legrand SA	1,771	315,521
TOTAL INDUSTRIALS		915,643
Materials - 1.3%
Chemicals - 1.3%
Air Liquide SA	2,415	518,916
TOTAL FRANCE		2,036,295
GERMANY - 5.4%
Financials - 2.3%
Capital Markets - 1.3%
Deutsche Boerse AG	1,516	465,453
Insurance - 1.0%
Allianz SE	145	66,200
Hannover Rueck SE	1,118	338,007
		404,207
TOTAL FINANCIALS		869,660
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Fresenius SE & Co KGaA	4,003	193,797
Industrials - 1.6%
Aerospace & Defense - 0.6%
Rheinmetall AG	149	237,094
Electrical Equipment - 1.0%
Siemens Energy AG	1,945	412,219
TOTAL INDUSTRIALS		649,313
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	1,482	327,606
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	1,981	53,266
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	587	42,700
TOTAL GERMANY		2,136,342
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Eurobank SA	21,816	94,224
HONG KONG - 0.2%
Financials - 0.2%
Insurance - 0.2%
Prudential PLC	3,926	58,658
Prudential PLC rights (a)(d)	3,926	744

TOTAL HONG KONG		59,402
HUNGARY - 0.7%
Financials - 0.5%
Banks - 0.5%
OTP Bank Nyrt	1,324	177,505
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	2,180	91,825
TOTAL HUNGARY		269,330
INDIA - 4.1%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	6,565	130,511
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (a)	11,284	29,370
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd	16,782	252,994
Financials - 1.9%
Banks - 1.7%
HDFC Bank Ltd ADR	14,595	370,860
ICICI Bank Ltd ADR	11,665	310,172
		681,032
Consumer Finance - 0.2%
Bajaj Finance Ltd	8,383	82,762
TOTAL FINANCIALS		763,794
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Max Healthcare Institute Ltd	2,534	26,513
Industrials - 0.9%
Construction & Engineering - 0.9%
Larsen & Toubro Ltd	8,184	346,123
Materials - 0.2%
Construction Materials - 0.2%
JK Cement Ltd	1,173	65,342
TOTAL INDIA		1,614,647
INDONESIA - 0.7%
Consumer Staples - 0.1%
Food Products - 0.1%
First Resources Ltd	19,547	53,597
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	715,609	241,844
TOTAL INDONESIA		295,441
IRELAND - 0.8%
Industrials - 0.8%
Building Products - 0.8%
Kingspan Group PLC	3,590	331,384
ISRAEL - 0.5%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (a)	4,408	154,589
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Next Vision Stabilized Systems Ltd	393	45,049
TOTAL ISRAEL		199,638
ITALY - 1.9%
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	403	23,470
Financials - 1.7%
Banks - 1.7%
FinecoBank Banca Fineco SpA	4,693	116,107
Intesa Sanpaolo SpA	15,044	101,966
UniCredit SpA	5,799	446,610
TOTAL FINANCIALS		664,683
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	979	57,037
TOTAL ITALY		745,190
JAPAN - 12.5%
Communication Services - 0.4%
Entertainment - 0.4%
Nintendo Co Ltd	3,071	150,788
Consumer Discretionary - 0.8%
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	4,922	27,962
Household Durables - 0.5%
Panasonic Holdings Corp	10,330	211,344
Specialty Retail - 0.2%
Fast Retailing Co Ltd	198	93,072
TOTAL CONSUMER DISCRETIONARY		332,378
Consumer Staples - 0.6%
Food Products - 0.5%
Ajinomoto Co Inc	5,776	187,793
Tobacco - 0.1%
Japan Tobacco Inc	1,716	64,286
TOTAL CONSUMER STAPLES		252,079
Financials - 3.0%
Banks - 1.9%
Mitsubishi UFJ Financial Group Inc	16,992	305,748
Sumitomo Mitsui Financial Group Inc	12,085	425,490
		731,238
Insurance - 1.1%
Tokio Marine Holdings Inc	9,321	428,794
TOTAL FINANCIALS		1,160,032
Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
Hoya Corp	1,671	310,601
Industrials - 4.4%
Industrial Conglomerates - 1.6%
Hitachi Ltd	19,429	605,873
Machinery - 2.1%
Ebara Corp	5,387	183,300
Kawasaki Heavy Industries Ltd	6,419	131,902
Mitsubishi Heavy Industries Ltd	16,617	489,844
		805,046
Trading Companies & Distributors - 0.7%
ITOCHU Corp	22,925	283,789
TOTAL INDUSTRIALS		1,694,708
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Advantest Corp	2,174	392,432
Disco Corp	309	146,077
Renesas Electronics Corp	7,686	157,692
TOTAL INFORMATION TECHNOLOGY		696,201
Materials - 0.7%
Chemicals - 0.7%
Shin-Etsu Chemical Co Ltd	6,399	296,172
TOTAL JAPAN		4,892,959
KOREA (SOUTH) - 6.0%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
APR Corp/Korea	164	47,239
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (a)(b)(c)	55	54,860
Industrials - 0.5%
Aerospace & Defense - 0.3%
Korea Aerospace Industries Ltd	1,041	119,376
Electrical Equipment - 0.2%
LS Electric Co Ltd	480	90,545
TOTAL INDUSTRIALS		209,921
Information Technology - 5.3%
Semiconductors & Semiconductor Equipment - 1.9%
SK Hynix Inc	870	759,171
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co Ltd	8,777	1,313,209
TOTAL INFORMATION TECHNOLOGY		2,072,380
TOTAL KOREA (SOUTH)		2,384,400
MEXICO - 0.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	55,694	73,999
Consumer Staples - 0.1%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV unit	4,390	51,883
Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	5,304	57,593
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV unit	150,192	184,425
TOTAL MEXICO		367,900
NETHERLANDS - 3.8%
Information Technology - 3.8%
Semiconductors & Semiconductor Equipment - 3.8%
ASM International NV	344	335,343
ASML Holding NV depository receipt	690	992,903
BE Semiconductor Industries NV	563	163,341

TOTAL NETHERLANDS		1,491,587
PERU - 0.5%
Financials - 0.5%
Banks - 0.5%
Credicorp Ltd	612	198,392
PORTUGAL - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Comercial Portugues SA	47,759	50,951
SAUDI ARABIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Al Rajhi Bank	13,680	250,037
Saudi National Bank/The	5,514	57,750

TOTAL SAUDI ARABIA		307,787
SINGAPORE - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (a)	929	78,854
SOUTH AFRICA - 1.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Naspers Ltd Class N	2,477	133,499
Financials - 0.7%
Banks - 0.5%
Capitec Bank Holdings Ltd	713	185,133
Financial Services - 0.2%
FirstRand Ltd	15,092	79,938
TOTAL FINANCIALS		265,071
Materials - 0.3%
Chemicals - 0.2%
Sasol Ltd (a)	4,272	58,986
Metals & Mining - 0.1%
Impala Platinum Holdings Ltd	3,968	55,326
TOTAL MATERIALS		114,312
TOTAL SOUTH AFRICA		512,882
SPAIN - 3.5%
Financials - 3.0%
Banks - 3.0%
Banco Santander SA	48,081	585,746
CaixaBank SA	48,041	611,195
TOTAL FINANCIALS		1,196,941
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	8,589	201,106
TOTAL SPAIN		1,398,047
SWEDEN - 2.5%
Financials - 1.3%
Financial Services - 1.3%
Investor AB B Shares	12,945	521,572
Industrials - 1.0%
Building Products - 0.5%
Assa Abloy AB B Shares	5,454	207,581
Machinery - 0.5%
Indutrade AB	9,038	193,040
TOTAL INDUSTRIALS		400,621
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	7,827	84,129
TOTAL SWEDEN		1,006,322
SWITZERLAND - 2.0%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA Series A	194	36,871
Financials - 1.9%
Capital Markets - 0.9%
UBS Group AG	8,223	363,081
Insurance - 1.0%
Zurich Insurance Group AG	558	388,354
TOTAL FINANCIALS		751,435
TOTAL SWITZERLAND		788,306
TAIWAN - 9.7%
Industrials - 0.3%
Electrical Equipment - 0.3%
Bizlink Holding Inc	1,470	128,923
Information Technology - 9.4%
Electronic Equipment, Instruments & Components - 1.0%
Chroma ATE Inc	2,069	138,877
Delta Electronics Inc	2,832	194,126
Yageo Corp	5,799	58,202
		391,205
Semiconductors & Semiconductor Equipment - 8.4%
MediaTek Inc	3,208	265,099
Taiwan Semiconductor Manufacturing Co Ltd	45,056	3,045,674
		3,310,773
TOTAL INFORMATION TECHNOLOGY		3,701,978
TOTAL TAIWAN		3,830,901
TURKEY - 0.5%
Industrials - 0.5%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	7,215	67,104
Electrical Equipment - 0.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	18,705	117,567
TOTAL TURKEY		184,671
UNITED ARAB EMIRATES - 1.0%
Energy - 0.7%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	76,078	117,231
Oil, Gas & Consumable Fuels - 0.4%
Adnoc Gas PLC	159,524	146,361
TOTAL ENERGY		263,592
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	35,803	134,513
TOTAL UNITED ARAB EMIRATES		398,105
UNITED KINGDOM - 10.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Zegona Communications plc	8,656	207,540
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.9%
Compass Group PLC	12,450	351,713
Household Durables - 0.1%
Barratt Redrow PLC	6,925	23,623
Leisure Products - 0.3%
Games Workshop Group PLC	471	124,914
TOTAL CONSUMER DISCRETIONARY		500,250
Consumer Staples - 1.4%
Tobacco - 1.4%
British American Tobacco PLC ADR	6,368	374,438
Imperial Brands PLC	4,843	184,589
TOTAL CONSUMER STAPLES		559,027
Financials - 1.5%
Banks - 1.5%
Lloyds Banking Group PLC	206,864	280,617
NatWest Group PLC	40,940	326,010
TOTAL FINANCIALS		606,627
Health Care - 1.2%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (b)(c)	21,621	62,019
Pharmaceuticals - 1.0%
Astrazeneca PLC	1,543	292,858
GSK PLC	4,476	117,459
		410,317
TOTAL HEALTH CARE		472,336
Industrials - 3.3%
Aerospace & Defense - 2.7%
BAE Systems PLC	17,874	496,778
Rolls-Royce Holdings PLC	34,267	551,153
		1,047,931
Trading Companies & Distributors - 0.6%
Diploma PLC	2,721	256,961
TOTAL INDUSTRIALS		1,304,892
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Halma PLC	2,460	147,522
Utilities - 0.4%
Electric Utilities - 0.4%
SSE PLC	4,794	172,284
TOTAL UNITED KINGDOM		3,970,478
UNITED STATES - 4.9%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
InterContinental Hotels Group PLC	2,028	290,207
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Shell PLC	7,060	319,525
Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Alcon AG	1,648	122,796
Pharmaceuticals - 0.6%
Roche Holding AG	578	235,535
TOTAL HEALTH CARE		358,331
Industrials - 1.6%
Electrical Equipment - 1.6%
Schneider Electric SE	2,037	642,149
Materials - 0.9%
Construction Materials - 0.9%
Holcim AG	3,708	343,963
TOTAL UNITED STATES		1,954,175
TOTAL COMMON STOCKS (Cost $31,420,864)		39,345,072

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $60,168)	3.69	60,156	60,168

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $31,481,032)	39,405,240
NET OTHER ASSETS (LIABILITIES) - 0.3%	134,608
NET ASSETS - 100.0%	39,539,848

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $357,839 or 0.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $357,839 or 0.9% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	194,156	6,396,899	6,530,899	3,992	12	-	60,168	60,156	0.0%
Total	194,156	6,396,899	6,530,899	3,992	12	-	60,168

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,434,994	1,434,994	-	-
Consumer Discretionary	2,445,359	2,445,359	-	-
Consumer Staples	1,225,835	1,225,835	-	-
Energy	2,148,716	2,148,716	-	-
Financials	9,612,291	9,612,291	-	-
Health Care	2,148,621	2,148,621	-	-
Industrials	7,897,199	7,897,199	-	-
Information Technology	8,606,031	8,606,031	-	-
Materials	3,211,022	3,211,022	-	-
Real Estate	53,266	53,266	-	-
Utilities	561,738	561,738	-	-

Money Market Funds	60,168	60,168	-	-
Total Investments in Securities:	39,405,240	39,405,240	-	-
Fidelity® Fundamental Global ex-U.S. ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $31,420,864)	$39,345,072
Fidelity Central Funds (cost $60,168)	60,168

Total Investment in Securities (cost $31,481,032)		$39,405,240
Cash		42,214
Foreign currency held at value (cost $4,190)		4,190
Dividends receivable		106,724
Distributions receivable from Fidelity Central Funds		51
Total assets		39,558,419
Liabilities
Payable for investments purchased on a delayed delivery basis	$756
Accrued management fee	17,812
Other payables and accrued expenses	3
Total liabilities		18,571
Net Assets		$39,539,848
Net Assets consist of:
Paid in capital		$32,555,320
Total accumulated earnings (loss)		6,984,528
Net Assets		$39,539,848
Net Asset Value, offering price and redemption price per share ($39,539,848 ÷ 1,200,000 shares)		$32.95
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$341,684
Interest		1,304
Income from Fidelity Central Funds		3,992
Income before foreign taxes withheld		$346,980
Less foreign taxes withheld		(41,257)
Total income		305,723
Expenses
Management fee	$95,256
Independent trustees' fees and expenses	50
Total expenses before reductions	95,306
Expense reductions	(1,461)
Total expenses after reductions		93,845
Net Investment income (loss)		211,878
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,098,818)
Redemptions in-kind	314,335
Fidelity Central Funds	12
Foreign currency transactions	(4,571)
Futures contracts	(67,805)
Total net realized gain (loss)		(856,847)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,332,088
Assets and liabilities in foreign currencies	2,021
Futures contracts	(643)
Total change in net unrealized appreciation (depreciation)		3,333,466
Net gain (loss)		2,476,619
Net increase (decrease) in net assets resulting from operations		$2,688,497
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	For the period November 19, 2024 (commencement of operations) through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$211,878	$279,151
Net realized gain (loss)	(856,847)	(31,934)
Change in net unrealized appreciation (depreciation)	3,333,466	4,592,214
Net increase (decrease) in net assets resulting from operations	2,688,497	4,839,431
Distributions to shareholders	(260,400)	(283,000)

Share transactions
Proceeds from sales of shares	15,781,976	25,970,172
Cost of shares redeemed	(9,196,828)	-

Net increase (decrease) in net assets resulting from share transactions	6,585,148	25,970,172
Total increase (decrease) in net assets	9,013,245	30,526,603

Net Assets
Beginning of period	30,526,603	-
End of period	$39,539,848	$30,526,603

Other Information
Shares
Sold	500,000	1,000,000
Redeemed	(300,000)	-
Net increase (decrease)	200,000	1,000,000

Financial Highlights
Fidelity® Fundamental Global ex-U.S. ETF

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.53	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.39
Net realized and unrealized gain (loss)	2.48	5.54
Total from investment operations	2.67	5.93
Distributions from net investment income	(.25)	(.40)
Total distributions	(.25)	(.40)
Net asset value, end of period	$32.95	$30.53
Total Return D,E,F	8.84%	23.92%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55% I	.54% I,J
Expenses net of fee waivers, if any	.55 % I	.54% I,J
Expenses net of all reductions, if any	.54% I	.54% I,J
Net investment income (loss)	1.22% I	1.47% I
Supplemental Data
Net assets, end of period (000 omitted)	$39,540	$30,527
Portfolio turnover rate K	45 % I,L	49% I,L

AFor the period November 19, 2024 (commencement of operations) through October 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF and Fidelity Fundamental Global ex-U.S. ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Fundamental Emerging Markets ETF is a non-diversified exchange-traded fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX). Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable or dividends receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Fundamental Developed International ETF	18,409,147	4,058,366	(425,583)	3,632,783
Fidelity Fundamental Emerging Markets ETF	31,970,720	8,994,490	(1,604,373)	7,390,117
Fidelity Fundamental Global ex-U.S. ETF	31,492,771	9,208,061	(1,295,592)	7,912,469

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Fundamental Developed International ETF	(169,747)	(40,411)	(210,158)
Fidelity Fundamental Global ex-U.S. ETF	(43,501)	-	(43,501)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fundamental Developed International ETF	8,175,500	5,462,635
Fidelity Fundamental Emerging Markets ETF	25,675,829	8,770,837
Fidelity Fundamental Global ex-U.S. ETF	12,459,962	7,611,072

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Fundamental Developed International ETF	4,788,073	1,452,493
Fidelity Fundamental Emerging Markets ETF	4,832,439	-
Fidelity Fundamental Global ex-U.S. ETF	3,766,542	2,084,290
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Fundamental Developed International ETF	.55%
Fidelity Fundamental Emerging Markets ETF	.60%
Fidelity Fundamental Global ex-U.S. ETF	.55%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Fundamental Developed International ETF	7
Fidelity Fundamental Emerging Markets ETF	140
Fidelity Fundamental Global ex-U.S. ETF	36

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Fundamental Developed International ETF	952,209	37,275	(1,200)
Fidelity Fundamental Emerging Markets ETF	2,329,806	88,947	17,294
Fidelity Fundamental Global ex-U.S. ETF	1,276,243	230,115	(14,955)

Other. During the period, FMR reimbursed Fidelity Fundamental Emerging Markets ETF $37,206 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Fundamental Developed International ETF	403
Fidelity Fundamental Emerging Markets ETF	63
Fidelity Fundamental Global ex-U.S. ETF	1,461
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918722.101
FDG-SANN-0626
Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
BRAZIL - 4.0%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
TIM SA/Brazil	675,900	3,493,181
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Vibra Energia SA	455,768	3,046,137
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petroleo Brasileiro SA - Petrobras (PN)	795,300	7,834,242
Financials - 1.0%
Banks - 0.6%
Itausa SA	988,651	2,762,127
Insurance - 0.4%
BB Seguridade Participacoes SA	310,100	2,108,660
TOTAL FINANCIALS		4,870,787
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA	76,300	1,243,183
TOTAL BRAZIL		20,487,530
CHILE - 1.1%
Consumer Discretionary - 0.8%
Broadline Retail - 0.4%
Falabella SA	333,872	2,015,008
Specialty Retail - 0.4%
Empresas Copec SA	296,813	2,071,717
TOTAL CONSUMER DISCRETIONARY		4,086,725
Financials - 0.3%
Banks - 0.3%
Banco de Credito e Inversiones SA	25,687	1,729,486
TOTAL CHILE		5,816,211
CHINA - 25.6%
Communication Services - 5.9%
Diversified Telecommunication Services - 0.3%
China Tower Corp Ltd H Shares (b)(c)	1,119,800	1,583,837
Entertainment - 1.2%
Kingsoft Corp Ltd	407,400	1,185,731
NetEase Cloud Music Inc (b)(c)(d)	62,100	911,632
Netease Inc	124,600	2,847,092
XD Inc (c)	141,000	1,123,140
		6,067,595
Interactive Media & Services - 4.2%
Baidu Inc A Shares (d)	167,400	2,536,509
Kuaishou Technology B Shares (b)(c)	256,800	1,406,315
Meitu Inc (b)(c)	1,712,500	909,398
Tencent Holdings Ltd	275,900	16,475,638
		21,327,860
Media - 0.2%
China Literature Ltd (b)(c)(d)	316,800	993,216
TOTAL COMMUNICATION SERVICES		29,972,508
Consumer Discretionary - 6.7%
Automobile Components - 1.2%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	384,400	2,919,649
Minth Group Ltd	684,900	2,979,594
		5,899,243
Automobiles - 0.5%
Guangzhou Automobile Group Co Ltd H Shares (e)	6,624,000	2,384,513
VOYAH Automobile Technology Co Ltd H Shares	977,677	748,819
		3,133,332
Hotels, Restaurants & Leisure - 1.0%
Mixue Group H Shares (d)(e)	63,700	2,340,241
Tongcheng Travel Holdings Ltd (c)	1,125,600	2,550,426
		4,890,667
Household Durables - 1.3%
Haier Smart Home Co Ltd H Shares	1,015,000	2,840,121
Midea Group Co Ltd H Shares	313,900	3,594,298
		6,434,419
Specialty Retail - 0.9%
China Tourism Group Duty Free Corp Ltd H Shares (b)(c)(e)	273,000	2,211,182
Pop Mart International Group Ltd (b)(c)(e)	129,200	2,592,659
		4,803,841
Textiles, Apparel & Luxury Goods - 1.8%
ANTA Sports Products Ltd	351,800	3,644,305
Bosideng International Holdings Ltd	5,166,000	2,809,275
Shenzhou International Group Holdings Ltd	415,600	2,482,857
		8,936,437
TOTAL CONSUMER DISCRETIONARY		34,097,939
Consumer Staples - 1.4%
Personal Care Products - 1.4%
Hengan International Group Co Ltd	2,023,500	6,891,588
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
China Shenhua Energy Co Ltd H Shares	943,500	5,819,680
Inner Mongolia Yitai Coal Co Ltd B Shares	2,154,637	5,731,334
PetroChina Co Ltd H Shares	4,674,000	7,177,690
TOTAL ENERGY		18,728,704
Financials - 3.8%
Banks - 2.9%
Agricultural Bank of China Ltd H Shares	2,604,000	2,021,040
Bank of China Ltd H Shares	4,348,000	2,808,474
Bank of Communications Co Ltd H Shares	1,771,000	1,616,422
China Construction Bank Corp H Shares	4,195,000	4,701,720
Industrial & Commercial Bank of China Ltd H Shares	4,004,000	3,593,186
		14,740,842
Insurance - 0.9%
China Life Insurance Co Ltd H Shares	446,000	1,629,427
New China Life Insurance Co Ltd H Shares	136,300	890,833
People's Insurance Co Group of China Ltd/The H Shares	1,232,000	836,666
PICC Property & Casualty Co Ltd H Shares	610,000	1,090,933
		4,447,859
TOTAL FINANCIALS		19,188,701
Industrials - 0.7%
Industrial Conglomerates - 0.3%
CITIC Ltd	977,000	1,608,846
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	185,600	628,115
Transportation Infrastructure - 0.3%
China Merchants Port Holdings Co Ltd	648,000	1,282,145
TOTAL INDUSTRIALS		3,519,106
Information Technology - 1.1%
Communications Equipment - 0.1%
ZTE Corp H Shares (d)(e)	203,800	648,830
Electronic Equipment, Instruments & Components - 0.2%
Kingboard Holdings Ltd	156,500	881,414
Technology Hardware, Storage & Peripherals - 0.8%
Lenovo Group Ltd	758,000	1,130,166
Xiaomi Corp B Shares (b)(c)(d)	751,800	2,785,032
		3,915,198
TOTAL INFORMATION TECHNOLOGY		5,445,442
Materials - 0.4%
Metals & Mining - 0.4%
China Hongqiao Group Ltd	238,500	994,949
CMOC Group Ltd H Shares	372,000	835,768
TOTAL MATERIALS		1,830,717
Real Estate - 1.9%
Real Estate Management & Development - 1.9%
China Resources Mixc Lifestyle Services Ltd (b)(c)	1,621,000	9,692,375
TOTAL CHINA		129,367,080
COLOMBIA - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Grupo de Inversiones Suramericana SA	114,689	1,619,543
CZECH REPUBLIC - 0.3%
Financials - 0.3%
Banks - 0.3%
Moneta Money Bank AS (b)(c)	155,643	1,370,320
EGYPT - 0.3%
Financials - 0.3%
Banks - 0.3%
Commercial International Bank - Egypt (CIB)	608,232	1,531,356
GREECE - 1.1%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.3%
Allwyn AG	129,574	1,839,161
Specialty Retail - 0.5%
JUMBO SA	88,735	2,419,066
TOTAL CONSUMER DISCRETIONARY		4,258,227
Financials - 0.3%
Banks - 0.3%
Optima bank SA	138,546	1,439,939
TOTAL GREECE		5,698,166
HUNGARY - 1.3%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Magyar Telekom Telecommunications PLC	525,497	4,152,963
Financials - 0.5%
Banks - 0.5%
OTP Bank Nyrt	19,956	2,671,322
TOTAL HUNGARY		6,824,285
INDIA - 9.0%
Consumer Discretionary - 1.7%
Automobiles - 1.7%
Eicher Motors Ltd	40,610	3,041,672
Hero MotoCorp Ltd	48,696	2,616,069
Maruti Suzuki India Ltd	22,316	3,130,371
TOTAL CONSUMER DISCRETIONARY		8,788,112
Consumer Staples - 1.4%
Food Products - 1.4%
Britannia Industries Ltd	117,700	7,100,659
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Coal India Ltd	976,332	4,952,444
Financials - 2.8%
Banks - 2.0%
Bank of Baroda	443,412	1,230,816
Canara Bank	864,936	1,227,047
Federal Bank Ltd	474,115	1,433,378
HDFC Bank Ltd	512,433	4,166,357
State Bank of India	173,718	1,955,554
		10,013,152
Capital Markets - 0.8%
HDFC Asset Management Co Ltd (b)(c)	50,121	1,432,440
Multi Commodity Exchange of India Ltd	50,596	1,583,921
Nippon Life India Asset Management Ltd (b)(c)	133,268	1,418,066
		4,434,427
TOTAL FINANCIALS		14,447,579
Industrials - 0.7%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd	203,477	924,625
Hindustan Aeronautics Ltd (c)	17,565	802,950
		1,727,575
Electrical Equipment - 0.2%
Hitachi Energy India Ltd	3,283	1,160,471
Professional Services - 0.1%
Computer Age Management Services Ltd	83,234	647,711
TOTAL INDUSTRIALS		3,535,757
Information Technology - 1.0%
IT Services - 1.0%
HCL Technologies Ltd	69,624	879,600
Infosys Ltd	161,023	2,004,946
Tata Consultancy Services Ltd	53,550	1,395,766
Wipro Ltd	324,920	686,889
TOTAL INFORMATION TECHNOLOGY		4,967,201
Materials - 0.3%
Metals & Mining - 0.3%
NMDC Ltd	984,572	937,438
Vedanta Aluminium Metal Ltd (f)	144,311	184,012
Vedanta Iron and Steel Ltd (f)	144,311	184,012
Vedanta Ltd	144,311	412,876
TOTAL MATERIALS		1,718,338
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Malco Energy Ltd (f)	144,311	184,012
Talwandi Sabo Power Ltd (f)	144,311	184,011
TOTAL UTILITIES		368,023
TOTAL INDIA		45,878,113
INDONESIA - 1.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telkom Indonesia Persero Tbk PT	17,828,000	2,894,089
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
United Tractors Tbk PT	2,607,600	4,376,129
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	1,270,100	438,408
TOTAL INDONESIA		7,708,626
KOREA (SOUTH) - 16.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
LG Uplus Corp	291,356	3,111,569
Consumer Discretionary - 1.4%
Automobile Components - 0.9%
Hankook Tire & Technology Co Ltd	46,574	1,858,941
Hyundai Mobis Co Ltd	8,823	2,528,165
		4,387,106
Automobiles - 0.5%
Kia Corp	28,330	2,899,470
TOTAL CONSUMER DISCRETIONARY		7,286,576
Consumer Staples - 1.7%
Food Products - 1.7%
Orion Corp/Republic of Korea	90,447	8,756,870
Financials - 1.3%
Banks - 0.9%
BNK Financial Group Inc	157,220	1,985,390
Woori Financial Group Inc	104,935	2,359,481
		4,344,871
Insurance - 0.4%
DB Insurance Co Ltd	18,669	2,109,577
TOTAL FINANCIALS		6,454,448
Industrials - 1.6%
Air Freight & Logistics - 0.2%
Hyundai Glovis Co Ltd	7,132	1,091,535
Construction & Engineering - 0.4%
Samsung E&A Co Ltd	51,961	1,860,254
Industrial Conglomerates - 0.8%
CJ Corp	7,826	1,184,558
GS Holdings Corp	23,217	1,282,007
LG Corp	18,602	1,242,893
		3,709,458
Machinery - 0.2%
Doosan Bobcat Inc	25,153	1,221,019
TOTAL INDUSTRIALS		7,882,266
Information Technology - 10.1%
Electronic Equipment, Instruments & Components - 0.5%
IsuPetasys Co Ltd	1,943	196,894
LG Display Co Ltd (d)	11,425	94,438
LG Innotek Co Ltd	503	194,322
Robotis Co Ltd (d)	350	74,686
Samsung Electro-Mechanics Co Ltd	2,046	1,147,703
Samsung SDI Co Ltd (d)	2,252	1,055,245
		2,763,288
IT Services - 0.1%
Hyundai Autoever Corp	251	76,237
LG CNS Co Ltd	1,754	76,868
Samsung SDS Co Ltd	1,430	160,239
		313,344
Semiconductors & Semiconductor Equipment - 3.5%
DB HiTek Co Ltd	1,086	116,054
Eo Technics Co Ltd	303	95,607
Hanmi Semiconductor Co Ltd	1,556	386,063
LEENO Industrial Inc	1,544	124,190
SK Hynix Inc	19,850	17,210,828
WONIK IPS Co Ltd	1,172	92,530
		18,025,272
Technology Hardware, Storage & Peripherals - 6.0%
Samsung Electronics Co Ltd	201,889	30,013,838
TOTAL INFORMATION TECHNOLOGY		51,115,742
Materials - 0.2%
Metals & Mining - 0.2%
Hyundai Steel Co	46,609	1,337,117
TOTAL KOREA (SOUTH)		85,944,588
MALAYSIA - 1.4%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telekom Malaysia Bhd	1,668,000	3,141,544
Financials - 0.4%
Banks - 0.4%
RHB Bank Bhd	903,500	1,851,816
Materials - 0.4%
Chemicals - 0.4%
Petronas Chemicals Group Bhd	1,252,800	1,867,450
TOTAL MALAYSIA		6,860,810
MEXICO - 3.6%
Consumer Staples - 1.5%
Household Products - 1.5%
Kimberly-Clark de Mexico SAB de CV Series A	3,292,600	7,426,776
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	43,000	569,249
Grupo Aeroportuario del Sureste SAB de CV Series B	18,815	571,949
Promotora y Operadora de Infraestructura SAB de CV	36,215	572,012
TOTAL INDUSTRIALS		1,713,210
Materials - 0.1%
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	77,900	850,530
Real Estate - 1.7%
Diversified REITs - 1.7%
Fibra Uno Administracion SA de CV	4,921,900	8,428,950
TOTAL MEXICO		18,419,466
POLAND - 0.4%
Financials - 0.3%
Insurance - 0.3%
Powszechny Zaklad Ubezpieczen SA	93,766	1,643,114
Information Technology - 0.1%
Software - 0.1%
Asseco Poland SA	12,469	625,443
TOTAL POLAND		2,268,557
QATAR - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Ooredoo QPSC	870,133	3,274,052
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	14,450	0
Surgutneftegas PAO (d)(f)	56,600	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	38,410	0
VTB Bank PJSC (d)(f)	18,380	0
TOTAL FINANCIALS		0
Materials - 0.0%
Metals & Mining - 0.0%
GMK Norilskiy Nickel PAO (d)(f)	18,800	0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	7,348,600	1
TOTAL RUSSIA		1
SAUDI ARABIA - 1.0%
Financials - 0.9%
Banks - 0.9%
Riyad Bank	422,826	2,339,325
Saudi Investment Bank/The	565,226	1,996,866
TOTAL FINANCIALS		4,336,191
Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	25,490	990,239
TOTAL SAUDI ARABIA		5,326,430
SOUTH AFRICA - 3.4%
Consumer Staples - 1.1%
Food Products - 1.1%
AVI Ltd	917,238	5,475,966
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Exxaro Resources Ltd	379,362	4,995,539
Financials - 0.9%
Banks - 0.5%
Standard Bank Group Ltd	145,221	2,786,939
Insurance - 0.4%
Momentum Group Ltd	847,059	1,919,831
TOTAL FINANCIALS		4,706,770
Materials - 0.4%
Metals & Mining - 0.4%
Gold Fields Ltd	27,827	1,186,397
Pan African Resources PLC (South Africa)	421,377	801,625
TOTAL MATERIALS		1,988,022
TOTAL SOUTH AFRICA		17,166,297
TAIWAN - 21.8%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Pou Chen Corp	2,100,000	1,706,670
Financials - 1.6%
Banks - 1.6%
Chang Hwa Commercial Bank Ltd	2,801,000	1,869,720
CTBC Financial Holding Co Ltd	1,677,000	2,768,140
Taichung Commercial Bank Co Ltd	2,677,618	1,677,499
Union Bank Of Taiwan	2,855,000	1,802,143
TOTAL FINANCIALS		8,117,502
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Far Eastern New Century Corp	1,763,000	1,432,790
Information Technology - 19.6%
Communications Equipment - 0.4%
Accton Technology Corp	26,000	1,870,946
Electronic Equipment, Instruments & Components - 3.6%
Chroma ATE Inc	23,000	1,538,923
Delta Electronics Inc	77,000	5,261,406
Elite Material Co Ltd	16,000	2,295,129
Foxconn Technology Co Ltd	195,000	318,799
Gold Circuit Electronics Ltd	24,000	1,052,881
Hon Hai Precision Industry Co Ltd	482,000	3,339,141
Largan Precision Co Ltd	8,000	635,011
Lotes Co Ltd	9,000	742,792
Simplo Technology Co Ltd	33,000	372,343
Synnex Technology International Corp	187,000	486,910
Tripod Technology Corp	38,000	537,897
WT Microelectronics Co Ltd	80,000	515,078
Yageo Corp	103,000	1,030,504
		18,126,814
Semiconductors & Semiconductor Equipment - 14.3%
Ardentec Corp	74,000	455,428
ASPEED Technology Inc	2,000	1,039,941
Hon Precision Inc	5,000	780,350
Jentech Precision Industrial Co Ltd	6,000	1,018,795
MediaTek Inc	63,000	5,189,604
Novatek Microelectronics Corp	46,000	593,792
Powertech Technology Inc	62,000	397,229
Radiant Opto-Electronics Corp	91,000	286,345
Realtek Semiconductor Corp	37,000	627,089
Sigurd Microelectronics Corp	86,000	488,567
Taiwan Semiconductor Manufacturing Co Ltd	882,000	59,431,899
Topco Scientific Co Ltd	34,000	435,670
United Microelectronics Corp	575,000	1,402,815
		72,147,524
Technology Hardware, Storage & Peripherals - 1.3%
Asia Vital Components Co Ltd	18,000	1,610,568
Catcher Technology Co Ltd	67,000	441,951
Chenbro Micom Co Ltd	11,000	392,305
Chicony Electronics Co Ltd	101,000	393,678
Compal Electronics Inc	425,000	388,991
Innodisk Corp	14,000	550,111
King Slide Works Co Ltd	6,000	740,425
Lite-On Technology Corp	132,000	691,568
Pegatron Corp	205,000	532,484
Wiwynn Corp	7,000	1,032,840
		6,774,921
TOTAL INFORMATION TECHNOLOGY		98,920,205
TOTAL TAIWAN		110,177,167
THAILAND - 2.5%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Advanced Info Service PCL depository receipt	312,300	3,257,366
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
PTT Exploration & Production PCL depository receipt	1,129,300	5,335,139
Financials - 0.8%
Banks - 0.8%
Bangkok Bank PCL depository receipt	370,600	1,847,458
Krung Thai Bank PCL depository receipt	2,030,700	2,055,774
TOTAL FINANCIALS		3,903,232
TOTAL THAILAND		12,495,737
TURKEY - 0.1%
Industrials - 0.1%
Construction & Engineering - 0.1%
Enka Insaat ve Sanayi AS	324,231	750,575
UNITED ARAB EMIRATES - 2.3%
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Islamic Bank PJSC	259,306	1,547,548
Dubai Islamic Bank PJSC	648,080	1,259,846
TOTAL FINANCIALS		2,807,394
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Salik Co PJSC	398,383	607,407
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Emaar Development PJSC	2,045,515	8,119,908
TOTAL UNITED ARAB EMIRATES		11,534,709
UNITED STATES - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
GCC SAB de CV	33,600	396,016
TOTAL COMMON STOCKS (Cost $424,187,441)		500,915,635

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Grupo Cibest SA non-voting shares	115,648	1,989,905
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (d)(f)	1,200	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,572,720)		1,989,905

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $18,975)	3.64	19,000	18,975

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	3,464,445	3,465,138
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	4,673,154	4,673,621
TOTAL MONEY MARKET FUNDS (Cost $8,138,759)			8,138,759

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $433,917,895)	511,063,274
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(2,987,089)
NET ASSETS - 100.0%	508,076,185

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	64	6/2026	5,229,440	417,463

The notional amount of long futures as a percentage of Net Assets is 1.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,226,121 or 5.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $34,702,637 or 6.8% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,975.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	498,031	100,200,823	97,234,461	48,321	745	-	3,465,138	3,464,445	0.0%
Fidelity Securities Lending Cash Central Fund	3,262,519	23,408,447	21,997,293	103,734	(52)	-	4,673,621	4,673,154	0.0%
Total	3,760,550	123,609,270	119,231,754	152,055	693	-	8,138,759

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	53,297,272	53,297,272	-	-
Consumer Discretionary	63,270,386	63,270,386	-	-
Consumer Staples	35,651,859	35,651,859	-	-
Energy	46,222,197	46,222,197	-	-
Financials	82,689,500	82,689,500	-	-
Industrials	19,879,519	19,879,519	-	-
Information Technology	161,074,033	161,074,033	-	-
Materials	12,221,612	11,853,588	-	368,024
Real Estate	26,241,233	26,241,233	-	-
Utilities	368,024	-	-	368,024

Non-Convertible Preferred Stocks
Energy	-	-	-	-
Financials	1,989,905	1,989,905	-	-

U.S. Treasury Obligations	18,975	-	18,975	-

Money Market Funds	8,138,759	8,138,759	-	-
Total Investments in Securities:	511,063,274	510,308,251	18,975	736,048
Derivative Instruments:

Assets
Futures Contracts	417,463	417,463	-	-
Total Assets	417,463	417,463	-	-
Total Derivative Instruments:	417,463	417,463	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	417,463	-
Total Equity Risk	417,463	-
Total Value of Derivatives	417,463	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,379,548) - See accompanying schedule:
Unaffiliated issuers (cost $425,779,136)	$502,924,515
Fidelity Central Funds (cost $8,138,759)	8,138,759

Total Investment in Securities (cost $433,917,895)		$511,063,274
Segregated cash with brokers for derivative instruments		226,166
Cash		8,240
Foreign currency held at value (cost $187,303)		180,811
Dividends receivable		1,029,745
Distributions receivable from Fidelity Central Funds		52,875
Receivable for variation margin on futures contracts		99,200
Other receivables		221,845
Total assets		512,882,156
Liabilities
Accrued management fee	$103,667
Other payables and accrued expenses	28,631
Collateral on securities loaned	4,673,673
Total liabilities		4,805,971
Net Assets		$508,076,185
Net Assets consist of:
Paid in capital		$430,853,895
Total accumulated earnings (loss)		77,222,290
Net Assets		$508,076,185
Net Asset Value, offering price and redemption price per share ($508,076,185 ÷ 14,800,000 shares)		$34.33
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$5,939,338
Non-Cash dividends		1,600,625
Income from Fidelity Central Funds (including $103,734 from security lending)		152,055
Security lending		9,489
Income before foreign taxes withheld		$7,701,507
Less foreign taxes withheld		(710,172)
Total income		6,991,335
Expenses
Management fee	$510,018
Independent trustees' fees and expenses	503
Interest	548
Total expenses before reductions	511,069
Expense reductions	(58)
Total expenses after reductions		511,011
Net Investment income (loss)		6,480,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,058,853)
Redemptions in-kind	5,335,824
Fidelity Central Funds	693
Foreign currency transactions	(204,654)
Futures contracts	289,529
Total net realized gain (loss)		1,362,539
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $480,928)	43,052,888
Assets and liabilities in foreign currencies	(10,595)
Futures contracts	395,782
Total change in net unrealized appreciation (depreciation)		43,438,075
Net gain (loss)		44,800,614
Net increase (decrease) in net assets resulting from operations		$51,280,938
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,480,324	$6,353,586
Net realized gain (loss)	1,362,539	6,364,781
Change in net unrealized appreciation (depreciation)	43,438,075	29,405,138
Net increase (decrease) in net assets resulting from operations	51,280,938	42,123,505
Distributions to shareholders	(4,573,600)	(6,716,600)

Share transactions
Proceeds from sales of shares	237,751,329	141,570,287
Cost of shares redeemed	(34,206,016)	(22,623,061)

Net increase (decrease) in net assets resulting from share transactions	203,545,313	118,947,226
Total increase (decrease) in net assets	250,252,651	154,354,131

Net Assets
Beginning of period	257,823,534	103,469,403
End of period	$508,076,185	$257,823,534

Other Information
Shares
Sold	7,400,000	5,200,000
Redeemed	(1,000,000)	(800,000)
Net increase (decrease)	6,400,000	4,400,000

Financial Highlights
Fidelity® Emerging Markets Multifactor ETF

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.69	$25.87	$21.37	$19.51	$25.88	$23.12
Income from Investment Operations
Net investment income (loss) A,B	.51	1.03	.95	.95	.89	.72
Net realized and unrealized gain (loss)	3.51	4.87	4.40	1.96	(6.37)	2.67
Total from investment operations	4.02	5.90	5.35	2.91	(5.48)	3.39
Distributions from net investment income	(.38)	(1.08)	(.85)	(1.04)	(.86)	(.63)
Distributions from tax return of capital	-	-	-	(.01)	(.03)	-
Total distributions	(.38)	(1.08)	(.85)	(1.05)	(.89)	(.63)
Net asset value, end of period	$34.33	$30.69	$25.87	$21.37	$19.51	$25.88
Total Return C,D,E	13.24%	23.47%	25.20%	14.76%	(21.56)%	14.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.28%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.25 % H	.25%	.27%	.45%	.45%	.45%
Expenses net of all reductions, if any	.25% H	.25%	.26%	.45%	.45%	.45%
Net investment income (loss)	3.17% H	3.78%	3.79%	4.29%	3.84%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$508,076	$257,824	$103,469	$25,643	$19,507	$20,703
Portfolio turnover rate I,J	49 % H	76%	65%	82%	91%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International High Dividend ETF
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 10.3%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Wesfarmers Ltd	89,165	4,674,549
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Coles Group Ltd	350,879	5,577,567
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Woodside Energy Group Ltd	336,365	8,113,384
Financials - 1.7%
Banks - 0.9%
ANZ Group Holdings Ltd	113,366	2,987,140
Insurance - 0.8%
Suncorp Group Ltd	201,863	2,483,164
TOTAL FINANCIALS		5,470,304
Health Care - 0.0%
Biotechnology - 0.0%
CSL Ltd	3,264	291,853
Materials - 0.5%
Metals & Mining - 0.5%
BHP Group Ltd	17,933	692,608
Fortescue Ltd	19,373	273,689
Rio Tinto PLC	7,552	754,055
TOTAL MATERIALS		1,720,352
Utilities - 2.2%
Electric Utilities - 2.2%
Origin Energy Ltd	800,570	6,964,395
TOTAL AUSTRALIA		32,812,404
CANADA - 13.9%
Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Canadian Natural Resources Ltd	192,809	9,185,025
Enbridge Inc	155,090	8,584,586
TOTAL ENERGY		17,769,611
Financials - 3.3%
Banks - 3.3%
Bank of Montreal	14,277	2,169,609
Bank of Nova Scotia/The	25,972	2,016,546
Royal Bank of Canada	19,148	3,436,961
Toronto Dominion Bank	26,884	2,890,262
TOTAL FINANCIALS		10,513,378
Industrials - 0.9%
Ground Transportation - 0.9%
Canadian National Railway Co	24,894	2,790,447
Information Technology - 0.2%
Software - 0.2%
Open Text Corp	25,920	586,347
Materials - 0.4%
Chemicals - 0.2%
Nutrien Ltd	10,448	792,562
Metals & Mining - 0.2%
Lundin Gold Inc	8,859	594,180
TOTAL MATERIALS		1,386,742
Real Estate - 1.5%
Real Estate Management & Development - 1.5%
FirstService Corp Subordinate Voting Shares	35,555	4,754,511
Utilities - 2.0%
Independent Power and Renewable Electricity Producers - 2.0%
Capital Power Corp	134,228	6,409,138
TOTAL CANADA		44,210,174
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Series B	18,182	777,076
FRANCE - 17.6%
Consumer Discretionary - 1.7%
Automobiles - 1.7%
Renault SA	153,191	5,349,690
Consumer Staples - 3.2%
Beverages - 1.3%
Pernod Ricard SA	56,957	4,198,555
Consumer Staples Distribution & Retail - 1.9%
Carrefour SA	300,866	5,982,178
TOTAL CONSUMER STAPLES		10,180,733
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
TotalEnergies SE	124,895	11,616,626
Financials - 2.0%
Banks - 1.3%
BNP Paribas SA	23,062	2,413,929
Credit Agricole SA	80,247	1,562,149
		3,976,078
Insurance - 0.7%
AXA SA	46,881	2,251,444
TOTAL FINANCIALS		6,227,522
Industrials - 1.8%
Construction & Engineering - 1.8%
Bouygues SA	29,999	1,769,370
Eiffage SA	10,939	1,757,983
Vinci SA	14,675	2,212,064
TOTAL INDUSTRIALS		5,739,417
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	1,634	197,426
Real Estate - 2.6%
Retail REITs - 2.6%
Klepierre SA	203,124	8,210,943
Utilities - 2.5%
Multi-Utilities - 2.5%
Engie SA	243,342	8,012,647
TOTAL FRANCE		55,535,004
GERMANY - 4.9%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
Mercedes-Benz Group AG	88,242	5,132,656
Financials - 1.6%
Insurance - 1.6%
Allianz SE	6,766	3,087,437
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,598	2,155,900
TOTAL FINANCIALS		5,243,337
Industrials - 1.5%
Air Freight & Logistics - 0.8%
Deutsche Post AG	42,013	2,482,895
Machinery - 0.7%
Daimler Truck Holding AG	42,318	2,131,590
TOTAL INDUSTRIALS		4,614,485
Information Technology - 0.2%
Software - 0.2%
SAP SE	3,238	552,658
TOTAL GERMANY		15,543,136
HONG KONG - 2.4%
Real Estate - 2.4%
Retail REITs - 2.4%
Link REIT	1,554,100	7,776,700
INDONESIA - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Jardine Matheson Holdings Ltd (Singapore)	18,500	1,255,965
ITALY - 3.7%
Financials - 1.1%
Banks - 1.1%
Banca Monte dei Paschi di Siena SpA (c)	174,418	1,852,049
Banco BPM SpA	120,020	1,743,677
TOTAL FINANCIALS		3,595,726
Utilities - 2.6%
Electric Utilities - 2.6%
Enel SpA	699,254	8,140,259
TOTAL ITALY		11,735,985
JAPAN - 18.2%
Consumer Discretionary - 5.8%
Automobile Components - 1.3%
Denso Corp	347,000	4,168,517
Automobiles - 3.1%
Honda Motor Co Ltd	461,500	3,729,873
Toyota Motor Corp	320,835	6,189,237
		9,919,110
Household Durables - 1.4%
Sekisui House Ltd	197,800	4,304,253
TOTAL CONSUMER DISCRETIONARY		18,391,880
Consumer Staples - 2.0%
Tobacco - 2.0%
Japan Tobacco Inc	168,000	6,287,738
Financials - 2.8%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc	184,600	3,318,453
Capital Markets - 0.9%
Daiwa Securities Group Inc	157,500	1,474,945
Nomura Holdings Inc	190,200	1,525,071
		3,000,016
Insurance - 0.8%
Tokio Marine Holdings Inc	55,600	2,555,319
TOTAL FINANCIALS		8,873,788
Health Care - 0.3%
Pharmaceuticals - 0.3%
Takeda Pharmaceutical Co Ltd	32,000	1,076,162
Industrials - 3.9%
Machinery - 0.5%
Komatsu Ltd	41,300	1,728,114
Marine Transportation - 1.8%
Kawasaki Kisen Kaisha Ltd	112,200	1,834,737
Mitsui OSK Lines Ltd	51,800	1,961,858
Nippon Yusen KK	51,300	1,855,842
		5,652,437
Trading Companies & Distributors - 1.6%
ITOCHU Corp	176,700	2,185,282
Mitsubishi Corp	88,900	2,830,867
		5,016,149
TOTAL INDUSTRIALS		12,396,700
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.3%
Tokyo Electron Ltd	2,900	821,486
Software - 0.1%
Trend Micro Inc/Japan	13,300	464,764
Technology Hardware, Storage & Peripherals - 0.1%
Canon Inc	17,300	442,367
TOTAL INFORMATION TECHNOLOGY		1,728,617
Materials - 0.2%
Metals & Mining - 0.2%
Nippon Steel Corp	135,900	496,318
Real Estate - 2.7%
Real Estate Management & Development - 2.7%
Daito Trust Construction Co Ltd	377,200	8,468,074
TOTAL JAPAN		57,719,277
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	9,954	437,565
NETHERLANDS - 1.1%
Financials - 0.7%
Banks - 0.7%
ING Groep NV	74,501	2,163,424
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV	1,017	1,458,313
TOTAL NETHERLANDS		3,621,737
NORWAY - 4.2%
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Equinor ASA	294,369	11,765,141
Financials - 0.5%
Banks - 0.5%
DNB Bank ASA	57,438	1,732,537
TOTAL NORWAY		13,497,678
SINGAPORE - 1.2%
Financials - 1.2%
Banks - 1.2%
DBS Group Holdings Ltd	45,800	2,103,804
United Overseas Bank Ltd	55,500	1,575,380

TOTAL SINGAPORE		3,679,184
SPAIN - 3.2%
Financials - 0.5%
Banks - 0.5%
Banco de Sabadell SA	421,215	1,629,562
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Aena SME SA (d)(e)	56,093	1,529,190
Utilities - 2.2%
Gas Utilities - 2.2%
Naturgy Energy Group SA	220,223	6,918,147
TOTAL SPAIN		10,076,899
SWEDEN - 1.6%
Financials - 0.7%
Banks - 0.7%
Swedbank AB A1 Shares	62,482	2,186,083
Industrials - 0.8%
Machinery - 0.8%
Volvo AB B Shares	75,211	2,594,044
Information Technology - 0.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	22,852	267,622
TOTAL SWEDEN		5,047,749
SWITZERLAND - 1.4%
Financials - 0.7%
Insurance - 0.7%
Zurich Insurance Group AG	3,348	2,328,038
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	935	204,683
Industrials - 0.6%
Marine Transportation - 0.6%
Kuehne + Nagel International AG	8,640	2,018,449
TOTAL SWITZERLAND		4,551,170
UNITED KINGDOM - 9.2%
Consumer Discretionary - 1.0%
Household Durables - 1.0%
Taylor Wimpey PLC	3,076,087	3,252,830
Consumer Staples - 3.6%
Tobacco - 3.6%
British American Tobacco PLC	110,741	6,505,269
Imperial Brands PLC	128,847	4,904,096
TOTAL CONSUMER STAPLES		11,409,365
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCC PLC	24,665	1,856,788
Financials - 2.5%
Banks - 1.4%
HSBC Holdings PLC	245,233	4,495,338
Insurance - 1.1%
Aviva PLC	208,988	1,770,920
Legal & General Group PLC	488,064	1,669,289
		3,440,209
TOTAL FINANCIALS		7,935,547
Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	22,538	348,215
Pharmaceuticals - 0.7%
Astrazeneca PLC	7,202	1,365,012
GSK PLC	26,130	684,748
		2,049,760
TOTAL HEALTH CARE		2,397,975
Industrials - 0.8%
Professional Services - 0.8%
RELX PLC	69,211	2,522,350
TOTAL UNITED KINGDOM		29,374,855
UNITED STATES - 5.6%
Consumer Discretionary - 1.3%
Automobiles - 1.3%
Stellantis NV (Italy) (b)	584,187	4,254,907
Consumer Staples - 2.6%
Food Products - 2.6%
Nestle SA	82,185	8,307,300
Health Care - 1.0%
Pharmaceuticals - 1.0%
Novartis AG	7,936	1,176,117
Roche Holding AG	2,981	1,213,670
Sanofi SA	7,302	683,707
TOTAL HEALTH CARE		3,073,494
Industrials - 0.5%
Marine Transportation - 0.5%
AP Moller - Maersk A/S Series B	689	1,631,617
Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	6,200	574,613
TOTAL UNITED STATES		17,841,931
TOTAL COMMON STOCKS (Cost $300,807,636)		315,494,489

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $32,957)	3.64	33,000	32,957

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	49,871	49,881
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	17,013	17,015
TOTAL MONEY MARKET FUNDS (Cost $66,896)			66,896

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $300,907,489)	315,594,342
NET OTHER ASSETS (LIABILITIES) - 0.8%	2,522,964
NET ASSETS - 100.0%	318,117,306

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	17	6/2026	2,589,185	131,111

The notional amount of long futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,529,190 or 0.5% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,529,190 or 0.5% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,957.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,284	19,115,759	19,109,193	6,899	31	-	49,881	49,871	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,020,295	4,003,680	120	400	-	17,015	17,013	0.0%
Total	43,284	23,136,054	23,112,873	7,019	431	-	66,896

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	41,056,512	41,056,512	-	-
Consumer Staples	41,762,703	41,762,703	-	-
Energy	51,121,550	51,121,550	-	-
Financials	61,578,430	61,578,430	-	-
Health Care	7,821,243	7,821,243	-	-
Industrials	37,092,664	37,092,664	-	-
Information Technology	4,790,983	4,790,983	-	-
Materials	4,615,590	4,615,590	-	-
Real Estate	29,210,228	29,210,228	-	-
Utilities	36,444,586	36,444,586	-	-

U.S. Treasury Obligations	32,957	-	32,957	-

Money Market Funds	66,896	66,896	-	-
Total Investments in Securities:	315,594,342	315,561,385	32,957	-
Derivative Instruments:

Assets
Futures Contracts	131,111	131,111	-	-
Total Assets	131,111	131,111	-	-
Total Derivative Instruments:	131,111	131,111	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	131,111	-
Total Equity Risk	131,111	-
Total Value of Derivatives	131,111	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International High Dividend ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,734,841) - See accompanying schedule:
Unaffiliated issuers (cost $300,840,593)	$315,527,446
Fidelity Central Funds (cost $66,896)	66,896

Total Investment in Securities (cost $300,907,489)		$315,594,342
Segregated cash with brokers for derivative instruments		84,598
Foreign currency held at value (cost $355,835)		356,255
Dividends receivable		1,735,022
Reclaims receivable		727,140
Interest receivable		54
Distributions receivable from Fidelity Central Funds		2,083
Receivable for variation margin on futures contracts		55,732
Total assets		318,555,226
Liabilities
Payable to custodian bank	$5,114
Payable for investments purchased	367,404
Accrued management fee	46,479
Other payables and accrued expenses	1,908
Collateral on securities loaned	17,015
Total liabilities		437,920
Net Assets		$318,117,306
Net Assets consist of:
Paid in capital		$277,099,403
Total accumulated earnings (loss)		41,017,903
Net Assets		$318,117,306
Net Asset Value, offering price and redemption price per share ($318,117,306 ÷ 11,300,000 shares)		$28.15
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$6,469,619
Interest		2,007
Income from Fidelity Central Funds (including $120 from security lending)		7,019
Security lending		385
Income before foreign taxes withheld		$6,479,030
Less foreign taxes withheld		(541,637)
Total income		5,937,393
Expenses
Management fee	$227,258
Independent trustees' fees and expenses	327
Interest	752
Total expenses before reductions	228,337
Expense reductions	(170)
Total expenses after reductions		228,167
Net Investment income (loss)		5,709,226
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,733,053
Redemptions in-kind	25,479,786
Fidelity Central Funds	431
Foreign currency transactions	(42,607)
Futures contracts	30,960
Total net realized gain (loss)		37,201,623
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,665,548)
Assets and liabilities in foreign currencies	43,741
Futures contracts	123,506
Total change in net unrealized appreciation (depreciation)		(6,498,301)
Net gain (loss)		30,703,322
Net increase (decrease) in net assets resulting from operations		$36,412,548
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,709,226	$5,807,051
Net realized gain (loss)	37,201,623	697,952
Change in net unrealized appreciation (depreciation)	(6,498,301)	21,343,700
Net increase (decrease) in net assets resulting from operations	36,412,548	27,848,703
Distributions to shareholders	(4,842,100)	(6,151,200)

Share transactions
Proceeds from sales of shares	190,078,317	63,006,447
Cost of shares redeemed	(84,986,973)	(1,963,391)

Net increase (decrease) in net assets resulting from share transactions	105,091,344	61,043,056
Total increase (decrease) in net assets	136,661,792	82,740,559

Net Assets
Beginning of period	181,455,514	98,714,955
End of period	$318,117,306	$181,455,514

Other Information
Shares
Sold	6,900,000	2,700,000
Redeemed	(3,000,000)	(100,000)
Net increase (decrease)	3,900,000	2,600,000

Financial Highlights
Fidelity® International High Dividend ETF

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.52	$20.57	$17.89	$16.82	$21.08	$15.10
Income from Investment Operations
Net investment income (loss) A,B	.61	1.03	1.06	.89	.97	.77
Net realized and unrealized gain (loss)	3.54	4.01	2.71	1.08	(4.22)	5.95
Total from investment operations	4.15	5.04	3.77	1.97	(3.25)	6.72
Distributions from net investment income	(.52)	(1.09)	(1.09)	(.90)	(1.01)	(.74)
Total distributions	(.52)	(1.09)	(1.09)	(.90)	(1.01)	(.74)
Net asset value, end of period	$28.15	$24.52	$20.57	$17.89	$16.82	$21.08
Total Return C,D,E	17.10%	25.25%	21.22%	11.57%	(15.83)%	44.78%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.18% H	.18%	.19%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % H	.18%	.19%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18% H	.18%	.19%	.39%	.39%	.39%
Net investment income (loss)	4.51% H	4.58%	5.16%	4.68%	4.96%	3.82%
Supplemental Data
Net assets, end of period (000 omitted)	$318,117	$181,456	$98,715	$80,513	$80,730	$82,197
Portfolio turnover rate I,J	145 % H	58%	63%	67%	71%	67%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Multifactor ETF
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 3.8%
Financials - 1.9%
Banks - 1.1%
ANZ Group Holdings Ltd	52,668	1,387,776
Westpac Banking Corp	54,606	1,511,472
		2,899,248
Financial Services - 0.3%
Washington H Soul Pattinson & Co Ltd	29,251	886,835
Insurance - 0.5%
Medibank Pvt Ltd	237,410	800,517
Steadfast Group Ltd	206,843	630,529
		1,431,046
TOTAL FINANCIALS		5,217,129
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	31,764	516,795
Information Technology - 0.3%
Software - 0.3%
Technology One Ltd	41,363	832,365
Materials - 1.4%
Metals & Mining - 1.4%
BHP Group Ltd	33,751	1,303,531
Fortescue Ltd	27,401	387,104
OceanaGold Corp	14,591	450,883
Rio Tinto Ltd	4,463	537,132
Rio Tinto PLC	11,076	1,105,920
TOTAL MATERIALS		3,784,570
TOTAL AUSTRALIA		10,350,859
AUSTRIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Raiffeisen Bank International AG	17,723	964,654
BELGIUM - 0.3%
Industrials - 0.3%
Construction & Engineering - 0.3%
Ackermans & van Haaren NV	2,814	924,930
CANADA - 13.9%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Quebecor Inc Class B	66,760	2,804,597
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Dollarama Inc	4,866	620,629
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Loblaw Cos Ltd	54,031	2,485,799
Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
ARC Resources Ltd	113,528	2,687,438
Canadian Natural Resources Ltd	75,553	3,599,190
Imperial Oil Ltd	20,419	2,729,734
Suncor Energy Inc	51,909	3,549,842
TOTAL ENERGY		12,566,204
Financials - 3.9%
Banks - 2.7%
Canadian Imperial Bank of Commerce	12,897	1,436,190
National Bank of Canada	7,134	1,074,686
Royal Bank of Canada	14,939	2,681,469
Toronto Dominion Bank	19,587	2,105,772
		7,298,117
Insurance - 1.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	450	777,167
Great-West Lifeco Inc	12,169	648,905
Manulife Financial Corp	26,918	1,056,271
Power Corp of Canada Subordinate Voting Shares	14,228	792,152
		3,274,495
TOTAL FINANCIALS		10,572,612
Industrials - 1.0%
Professional Services - 0.5%
Thomson Reuters Corp	13,868	1,323,935
Trading Companies & Distributors - 0.5%
Finning International Inc	19,538	1,427,992
TOTAL INDUSTRIALS		2,751,927
Information Technology - 0.2%
IT Services - 0.2%
CGI Inc Class A	8,629	563,665
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	40	0
TOTAL INFORMATION TECHNOLOGY		563,665
Materials - 0.9%
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	4,923	923,872
DPM Metals Inc	14,457	484,449
Kinross Gold Corp	20,654	624,430
Lundin Gold Inc	6,682	448,167
TOTAL MATERIALS		2,480,918
Utilities - 1.1%
Multi-Utilities - 1.1%
Canadian Utilities Ltd Class A	81,849	2,915,919
TOTAL CANADA		37,762,270
CHINA - 0.9%
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Prosus NV Class N	16,633	801,331
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	279,200	378,860
TOTAL CONSUMER DISCRETIONARY		1,180,191
Financials - 0.5%
Banks - 0.5%
BOC Hong Kong Holdings Ltd	213,000	1,215,939
TOTAL CHINA		2,396,130
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC (United Kingdom)	10,415	624,688
DENMARK - 2.9%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S	6,709	509,539
Consumer Staples - 0.7%
Beverages - 0.7%
Carlsberg AS Series B	14,251	1,928,888
Financials - 0.3%
Banks - 0.3%
AL Sydbank	10,014	852,827
Health Care - 1.3%
Biotechnology - 0.4%
Genmab A/S (b)	4,383	1,162,818
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	57,525	2,458,547
TOTAL HEALTH CARE		3,621,365
Industrials - 0.4%
Electrical Equipment - 0.4%
NKT A/S (b)	6,612	974,139
TOTAL DENMARK		7,886,758
FINLAND - 1.2%
Financials - 0.5%
Banks - 0.5%
Nordea Bank Abp (Sweden)	68,896	1,281,575
Health Care - 0.4%
Pharmaceuticals - 0.4%
Orion Oyj B Shares	14,942	1,204,154
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	13,821	878,729
TOTAL FINLAND		3,364,458
FRANCE - 8.0%
Consumer Staples - 0.9%
Food Products - 0.9%
Danone SA	29,596	2,317,052
Energy - 1.8%
Energy Equipment & Services - 0.9%
Technip Energies NV	53,499	2,529,107
Oil, Gas & Consumable Fuels - 0.9%
Gaztransport Et Technigaz SA	9,828	2,386,448
TOTAL ENERGY		4,915,555
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA	16,779	1,756,279
Credit Agricole SA	49,778	969,017
TOTAL FINANCIALS		2,725,296
Health Care - 0.6%
Pharmaceuticals - 0.6%
Ipsen SA	7,703	1,509,013
Industrials - 2.2%
Aerospace & Defense - 0.4%
Dassault Aviation SA	2,753	958,488
Commercial Services & Supplies - 0.4%
SPIE SA	18,910	1,093,591
Construction & Engineering - 1.4%
Bouygues SA	18,905	1,115,035
Eiffage SA	6,903	1,109,366
Vinci SA	10,630	1,602,334
		3,826,735
TOTAL INDUSTRIALS		5,878,814
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	5,368	648,583
Utilities - 1.4%
Multi-Utilities - 1.4%
Engie SA	116,741	3,843,991
TOTAL FRANCE		21,838,304
GERMANY - 3.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
TUI AG	49,154	366,257
Financials - 0.7%
Insurance - 0.7%
Hannover Rueck SE	3,460	1,045,535
Talanx AG	7,097	923,257
TOTAL FINANCIALS		1,968,792
Health Care - 0.9%
Health Care Providers & Services - 0.9%
Fresenius Medical Care AG	26,969	1,221,465
Fresenius SE & Co KGaA	24,557	1,188,272
TOTAL HEALTH CARE		2,409,737
Industrials - 1.7%
Commercial Services & Supplies - 0.3%
Bilfinger SE	6,632	763,185
Construction & Engineering - 0.5%
HOCHTIEF AG	2,362	1,266,784
Machinery - 0.9%
Gea Group Ag	13,725	939,442
KION Group AG	13,589	706,168
Knorr-Bremse AG	7,915	919,649
		2,565,259
TOTAL INDUSTRIALS		4,595,228
Information Technology - 0.2%
IT Services - 0.2%
Bechtle AG	13,159	448,266
TOTAL GERMANY		9,788,280
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	67,580	1,008,305
Prudential PLC rights (b)(d)	66,827	12,659

TOTAL HONG KONG		1,020,964
INDONESIA - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	5,877	398,989
ISRAEL - 3.1%
Financials - 2.1%
Banks - 1.8%
Bank Hapoalim BM	44,464	1,190,014
Bank Leumi Le-Israel BM	47,239	1,193,397
First International Bank of Israel Ltd	9,799	818,201
Israel Discount Bank Ltd Class A	79,557	884,461
Mizrahi Tefahot Bank Ltd	11,849	931,175
		5,017,248
Capital Markets - 0.3%
Plus500 Ltd	12,655	773,487
TOTAL FINANCIALS		5,790,735
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Next Vision Stabilized Systems Ltd	7,120	814,948
Semiconductors & Semiconductor Equipment - 0.5%
Tower Semiconductor Ltd (b)	5,599	1,149,709
Software - 0.2%
Nice Ltd (b)	6,249	629,948
TOTAL INFORMATION TECHNOLOGY		2,594,605
TOTAL ISRAEL		8,385,340
ITALY - 2.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	21,686	638,004
Financials - 1.4%
Banks - 1.0%
Banco BPM SpA	80,430	1,168,505
BPER Banca SPA	84,068	1,236,053
		2,404,558
Financial Services - 0.4%
Poste Italiane SpA (e)(f)	42,515	1,126,613
TOTAL FINANCIALS		3,531,171
Utilities - 1.1%
Gas Utilities - 1.1%
Italgas SpA	257,406	3,107,067
TOTAL ITALY		7,276,242
JAPAN - 19.8%
Communication Services - 2.7%
Diversified Telecommunication Services - 1.0%
NTT Inc	2,744,600	2,670,952
Entertainment - 0.7%
Nexon Co Ltd	108,800	1,834,682
Wireless Telecommunication Services - 1.0%
KDDI Corp	164,900	2,717,554
TOTAL COMMUNICATION SERVICES		7,223,188
Consumer Discretionary - 1.7%
Automobile Components - 0.3%
Niterra Co Ltd	16,700	896,357
Automobiles - 0.1%
Subaru Corp	32,500	487,277
Broadline Retail - 0.2%
J Front Retailing Co Ltd	44,600	650,479
Hotels, Restaurants & Leisure - 0.3%
Food & Life Cos Ltd	13,200	764,346
Household Durables - 0.2%
Haseko Corp	33,000	570,480
Leisure Products - 0.3%
Bandai Namco Holdings Inc	30,000	693,596
Specialty Retail - 0.3%
USS Co Ltd	63,200	683,603
TOTAL CONSUMER DISCRETIONARY		4,746,138
Consumer Staples - 1.8%
Beverages - 0.5%
Suntory Beverage & Food Ltd	49,000	1,406,790
Food Products - 0.6%
Toyo Suisan Kaisha Ltd	22,600	1,556,134
Tobacco - 0.7%
Japan Tobacco Inc	53,000	1,983,632
TOTAL CONSUMER STAPLES		4,946,556
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Inpex Corp	110,900	2,936,952
Financials - 3.3%
Banks - 1.8%
77 Bank Ltd/The	49,300	951,362
Hachijuni Nagano Bank Ltd	72,100	976,103
Hokuhoku Financial Group Inc	25,700	975,978
Mebuki Financial Group Inc	122,900	1,018,383
Shizuoka Financial Group Inc	56,600	993,629
		4,915,455
Insurance - 1.5%
Japan Post Holdings Co Ltd	87,400	1,016,752
MS&AD Insurance Group Holdings Inc	45,700	1,176,438
Tokio Marine Holdings Inc	40,800	1,875,126
		4,068,316
TOTAL FINANCIALS		8,983,771
Health Care - 1.6%
Pharmaceuticals - 1.6%
Ono Pharmaceutical Co Ltd	147,700	2,173,486
Shionogi & Co Ltd	111,300	2,251,499
TOTAL HEALTH CARE		4,424,985
Industrials - 4.6%
Building Products - 0.3%
Sanwa Holdings Corp	36,200	824,465
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co Ltd	46,200	875,030
Secom Co Ltd	24,900	912,071
		1,787,101
Construction & Engineering - 0.7%
Kajima Corp	22,400	874,387
Kinden Corp	18,800	1,005,594
		1,879,981
Ground Transportation - 0.3%
Seibu Holdings Inc	31,100	730,737
Industrial Conglomerates - 0.3%
Sekisui Chemical Co Ltd	47,400	716,422
Trading Companies & Distributors - 2.3%
ITOCHU Corp	117,700	1,455,618
Mitsui & Co Ltd	47,200	1,775,893
Sojitz Corp	23,200	867,566
Sumitomo Corp	30,000	1,118,024
Toyota Tsusho Corp	26,200	1,020,045
		6,237,146
TOTAL INDUSTRIALS		12,175,852
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.5%
Azbil Corp	70,500	627,147
Yokogawa Electric Corp	19,800	690,261
		1,317,408
IT Services - 0.7%
NEC Corp	26,800	701,361
Obic Co Ltd	26,500	703,657
TIS Inc	26,200	571,299
		1,976,317
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	29,900	569,360
TOTAL INFORMATION TECHNOLOGY		3,863,085
Materials - 0.5%
Chemicals - 0.3%
Nissan Chemical Corp	18,400	795,507
Paper & Forest Products - 0.2%
Oji Holdings Corp	110,000	577,358
TOTAL MATERIALS		1,372,865
Utilities - 1.1%
Gas Utilities - 1.1%
Tokyo Gas Co Ltd	68,000	2,894,356
TOTAL JAPAN		53,567,748
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fresnillo PLC	11,386	500,515
NETHERLANDS - 3.6%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Koninklijke KPN NV	519,997	2,783,961
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Koninklijke Ahold Delhaize NV	56,635	2,658,756
Energy - 0.9%
Energy Equipment & Services - 0.9%
SBM Offshore NV	59,105	2,526,499
SBM Offshore NV rights 5/4/2026 (b)(d)	58,885	34,600
TOTAL ENERGY		2,561,099
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (f)	27,583	957,421
ABN AMRO Bank NV rights (b)(d)	27,583	22,649
TOTAL FINANCIALS		980,070
Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	11,691	910,892
TOTAL NETHERLANDS		9,894,778
NEW ZEALAND - 0.6%
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Fisher & Paykel Healthcare Corp Ltd	79,616	1,713,242
NORWAY - 2.0%
Consumer Staples - 0.7%
Food Products - 0.7%
Orkla ASA	167,866	2,060,746
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Equinor ASA	85,442	3,414,888
TOTAL NORWAY		5,475,634
SINGAPORE - 1.1%
Financials - 1.1%
Banks - 0.6%
Oversea-Chinese Banking Corp Ltd	90,581	1,557,633
Capital Markets - 0.5%
Singapore Exchange Ltd	76,100	1,296,667
TOTAL SINGAPORE		2,854,300
SPAIN - 4.2%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	10,459	601,178
Specialty Retail - 0.3%
Industria de Diseno Textil SA	13,573	805,325
TOTAL CONSUMER DISCRETIONARY		1,406,503
Financials - 2.0%
Banks - 1.7%
Banco Santander SA	198,045	2,411,447
CaixaBank SA	97,148	1,235,321
Unicaja Banco SA (e)(f)	270,023	874,865
		4,521,633
Insurance - 0.3%
Mapfre SA	193,022	943,284
TOTAL FINANCIALS		5,464,917
Information Technology - 0.3%
IT Services - 0.3%
Indra Sistemas SA	12,031	688,854
Utilities - 1.4%
Electric Utilities - 1.4%
Endesa SA	85,035	3,809,464
TOTAL SPAIN		11,369,738
SWEDEN - 2.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Evolution AB (e)	8,601	597,205
Consumer Staples - 0.7%
Household Products - 0.7%
Essity AB B Shares	69,945	1,848,437
Financials - 0.3%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	48,008	939,985
Industrials - 1.1%
Building Products - 0.3%
Assa Abloy AB B Shares	23,526	893,550
Machinery - 0.8%
Atlas Copco AB A Shares	62,553	1,177,784
SKF AB B Shares	27,017	670,468
		1,848,252
TOTAL INDUSTRIALS		2,741,802
TOTAL SWEDEN		6,127,429
SWITZERLAND - 2.6%
Financials - 0.3%
Capital Markets - 0.3%
Swissquote Group Holding SA	1,616	815,801
Health Care - 1.0%
Health Care Equipment & Supplies - 0.3%
Sonova Holding AG	3,667	802,750
Health Care Providers & Services - 0.3%
Galenica AG (e)(f)	7,060	751,544
Pharmaceuticals - 0.4%
Sandoz Group AG	15,208	1,216,173
TOTAL HEALTH CARE		2,770,467
Industrials - 0.8%
Building Products - 0.4%
Geberit AG	1,445	974,111
Electrical Equipment - 0.4%
Accelleron Industries AG	11,090	1,185,505
TOTAL INDUSTRIALS		2,159,616
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Logitech International SA	7,867	771,963
Materials - 0.2%
Chemicals - 0.2%
EMS-Chemie Holding AG	707	601,183
TOTAL SWITZERLAND		7,119,030
UNITED KINGDOM - 14.9%
Communication Services - 2.9%
Interactive Media & Services - 1.8%
Autotrader Group PLC (e)(f)	378,517	2,551,166
Rightmove PLC	416,445	2,452,551
		5,003,717
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC	1,816,889	2,894,761
TOTAL COMMUNICATION SERVICES		7,898,478
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Games Workshop Group PLC	3,940	1,043,469
Consumer Staples - 2.7%
Food Products - 0.6%
Associated British Foods PLC	60,381	1,499,030
Household Products - 0.6%
Reckitt Benckiser Group PLC	24,378	1,549,636
Personal Care Products - 0.9%
Unilever PLC	44,008	2,569,618
Tobacco - 0.6%
Imperial Brands PLC	41,826	1,591,956
TOTAL CONSUMER STAPLES		7,210,240
Financials - 2.0%
Banks - 1.4%
Barclays PLC	235,529	1,380,850
NatWest Group PLC	149,589	1,189,530
Standard Chartered PLC	45,934	1,162,711
		3,733,091
Capital Markets - 0.3%
IG Group Holdings PLC	43,649	891,466
Insurance - 0.3%
Aviva PLC	110,684	937,913
TOTAL FINANCIALS		5,562,470
Health Care - 2.4%
Pharmaceuticals - 2.4%
Astrazeneca PLC	22,329	4,232,069
GSK PLC	83,549	2,189,437
TOTAL HEALTH CARE		6,421,506
Industrials - 1.8%
Aerospace & Defense - 0.5%
BAE Systems PLC	50,759	1,408,792
Construction & Engineering - 0.3%
Balfour Beatty PLC	72,518	804,095
Industrial Conglomerates - 0.5%
CK Hutchison Holdings Ltd	60,500	502,380
Smiths Group PLC	22,159	766,018
		1,268,398
Professional Services - 0.5%
RELX PLC	37,468	1,365,497
TOTAL INDUSTRIALS		4,846,782
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Halma PLC	15,384	921,263
Utilities - 2.4%
Independent Power and Renewable Electricity Producers - 1.1%
Drax Group PLC	250,307	3,005,386
Multi-Utilities - 1.3%
Centrica PLC	1,192,914	3,481,889
TOTAL UTILITIES		6,487,275
TOTAL UNITED KINGDOM		40,391,483
UNITED STATES - 6.4%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Shell PLC	110,852	5,009,995
Health Care - 4.1%
Health Care Equipment & Supplies - 0.4%
Alcon AG	15,789	1,175,418
Pharmaceuticals - 3.7%
Novartis AG	25,200	3,734,646
Roche Holding AG	9,395	3,825,034
Sanofi SA	23,407	2,191,664
		9,751,344
TOTAL HEALTH CARE		10,926,762
Materials - 0.5%
Construction Materials - 0.5%
Buzzi SpA	9,989	545,103
Holcim AG	8,117	752,279
TOTAL MATERIALS		1,297,382
TOTAL UNITED STATES		17,234,139
TOTAL COMMON STOCKS (Cost $247,523,034)		269,230,902

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $25,966)	3.64	26,000	25,966

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $187,054)	3.69	187,017	187,054

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $247,736,054)	269,443,922
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,957,719
NET ASSETS - 100.0%	271,401,641

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	14	6/2026	2,132,270	93,230

The notional amount of long futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,901,393 or 2.2% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,261,609 or 2.3% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,966.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	228,981	2,226,560	2,268,554	4,276	67	-	187,054	187,017	0.0%
Fidelity Securities Lending Cash Central Fund	-	2,746,661	2,746,596	575	(65)	-	-	-	0.0%
Total	228,981	4,973,221	5,015,150	4,851	2	-	187,054

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	20,710,224	20,710,224	-	-
Consumer Discretionary	11,107,935	11,107,935	-	-
Consumer Staples	25,456,474	25,456,474	-	-
Energy	31,404,693	31,404,693	-	-
Financials	60,743,008	60,743,008	-	-
Health Care	35,001,231	35,001,231	-	-
Industrials	39,754,495	39,754,495	-	-
Information Technology	11,332,649	11,332,649	-	-
Materials	10,662,121	10,662,121	-	-
Utilities	23,058,072	23,058,072	-	-

U.S. Treasury Obligations	25,966	-	25,966	-

Money Market Funds	187,054	187,054	-	-
Total Investments in Securities:	269,443,922	269,417,956	25,966	-
Derivative Instruments:

Assets
Futures Contracts	93,230	93,230	-	-
Total Assets	93,230	93,230	-	-
Total Derivative Instruments:	93,230	93,230	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	93,230	-
Total Equity Risk	93,230	-
Total Value of Derivatives	93,230	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $247,549,000)	$269,256,868
Fidelity Central Funds (cost $187,054)	187,054

Total Investment in Securities (cost $247,736,054)		$269,443,922
Segregated cash with brokers for derivative instruments		66,789
Foreign currency held at value (cost $160,102)		161,459
Dividends receivable		1,406,061
Reclaims receivable		399,925
Interest receivable		193
Distributions receivable from Fidelity Central Funds		1,291
Receivable for variation margin on futures contracts		42,444
Total assets		271,522,084
Liabilities
Payable for investments purchased on a delayed delivery basis	$79,962
Accrued management fee	40,481
Total liabilities		120,443
Net Assets		$271,401,641
Net Assets consist of:
Paid in capital		$233,712,942
Total accumulated earnings (loss)		37,688,699
Net Assets		$271,401,641
Net Asset Value, offering price and redemption price per share ($271,401,641 ÷ 7,400,000 shares)		$36.68
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$3,912,523
Interest		141
Income from Fidelity Central Funds (including $575 from security lending)		4,851
Income before foreign taxes withheld		$3,917,515
Less foreign taxes withheld		(351,183)
Total income		3,566,332
Expenses
Management fee	$221,538
Independent trustees' fees and expenses	345
Interest	1,484
Total expenses before reductions	223,367
Expense reductions	(202)
Total expenses after reductions		223,165
Net Investment income (loss)		3,343,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,088,257
Redemptions in-kind	18,707,588
Fidelity Central Funds	2
Foreign currency transactions	(14,291)
Futures contracts	74,079
Total net realized gain (loss)		19,855,635
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,914,870
Assets and liabilities in foreign currencies	38,253
Futures contracts	83,195
Total change in net unrealized appreciation (depreciation)		5,036,318
Net gain (loss)		24,891,953
Net increase (decrease) in net assets resulting from operations		$28,235,120
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,343,167	$3,993,678
Net realized gain (loss)	19,855,635	10,184,684
Change in net unrealized appreciation (depreciation)	5,036,318	11,871,698
Net increase (decrease) in net assets resulting from operations	28,235,120	26,050,060
Distributions to shareholders	(3,523,100)	(4,072,600)

Share transactions
Proceeds from sales of shares	109,584,086	143,189,121
Cost of shares redeemed	(67,094,462)	(48,134,144)

Net increase (decrease) in net assets resulting from share transactions	42,489,624	95,054,977
Total increase (decrease) in net assets	67,201,644	117,032,437

Net Assets
Beginning of period	204,199,997	87,167,560
End of period	$271,401,641	$204,199,997

Other Information
Shares
Sold	3,000,000	4,600,000
Redeemed	(1,800,000)	(1,500,000)
Net increase (decrease)	1,200,000	3,100,000

Financial Highlights
Fidelity® International Multifactor ETF

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.94	$28.12	$23.76	$22.07	$29.41	$24.01
Income from Investment Operations
Net investment income (loss) A,B	.48	.87	.80	.70	.65	.65
Net realized and unrealized gain (loss)	3.77	4.82	4.37 C	1.67	(7.12)	5.34
Total from investment operations	4.25	5.69	5.17	2.37	(6.47)	5.99
Distributions from net investment income	(.51)	(.87)	(.81)	(.68)	(.87)	(.59)
Total distributions	(.51)	(.87)	(.81)	(.68)	(.87)	(.59)
Net asset value, end of period	$36.68	$32.94	$28.12	$23.76	$22.07	$29.41
Total Return D,E,F	13.01%	20.49%	21.88% C	10.58%	(22.36)%	25.08%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.18% I	.18%	.20%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % I	.18%	.19%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18% I	.18%	.19%	.39%	.39%	.39%
Net investment income (loss)	2.71% I	2.82%	2.92%	2.78%	2.51%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$271,402	$204,200	$87,168	$30,886	$13,243	$17,648
Portfolio turnover rate J,K	103 % I	66%	55%	60%	61%	74%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.03 per share. Excluding this reimbursement, the total return would have been 21.76%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Value Factor ETF
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 5.9%
Financials - 2.6%
Capital Markets - 1.4%
Macquarie Group Ltd	42,299	7,148,986
Insurance - 1.2%
QBE Insurance Group Ltd	410,619	6,595,093
TOTAL FINANCIALS		13,744,079
Health Care - 0.3%
Biotechnology - 0.3%
CSL Ltd	19,126	1,710,166
Materials - 3.0%
Metals & Mining - 3.0%
BHP Group Ltd	157,098	6,067,438
Rio Tinto Ltd	25,183	3,030,830
Rio Tinto PLC	69,872	6,976,601
TOTAL MATERIALS		16,074,869
TOTAL AUSTRALIA		31,529,114
AUSTRIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Raiffeisen Bank International AG	64,526	3,512,119
CANADA - 13.8%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc Class B	51,683	1,877,690
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Magna International Inc	87,540	5,560,086
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	60,201	3,554,296
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd	137,902	6,569,368
Suncor Energy Inc	94,285	6,447,761
TOTAL ENERGY		13,017,129
Financials - 4.4%
Banks - 2.6%
Bank of Nova Scotia/The	75,288	5,845,592
Toronto Dominion Bank	73,776	7,931,558
		13,777,150
Insurance - 1.8%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	2,642	4,562,832
Manulife Financial Corp	134,859	5,291,910
		9,854,742
TOTAL FINANCIALS		23,631,892
Industrials - 1.4%
Ground Transportation - 1.4%
Canadian National Railway Co	65,237	7,312,621
Information Technology - 1.0%
Software - 1.0%
Open Text Corp	231,942	5,246,855
Materials - 2.1%
Metals & Mining - 2.1%
Agnico Eagle Mines Ltd/CA	32,830	6,161,022
Barrick Mining Corp	129,716	5,086,285
TOTAL MATERIALS		11,247,307
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	1,573	210,346
Utilities - 0.4%
Electric Utilities - 0.4%
Fortis Inc/Canada	34,444	1,965,770
TOTAL CANADA		73,623,992
CHINA - 0.8%
Financials - 0.8%
Banks - 0.8%
BOC Hong Kong Holdings Ltd	770,500	4,398,501
DENMARK - 2.0%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Pandora A/S	69,620	5,287,539
Health Care - 1.0%
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	130,102	5,560,395
TOTAL DENMARK		10,847,934
FINLAND - 1.0%
Financials - 1.0%
Banks - 1.0%
Nordea Bank Abp (Sweden)	285,504	5,310,827
FRANCE - 9.2%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Carrefour SA	194,450	3,866,288
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
TotalEnergies SE	78,674	7,317,558
Financials - 2.4%
Banks - 2.4%
BNP Paribas SA	50,261	5,260,882
Credit Agricole SA	171,695	3,342,346
Societe Generale SA Series A	49,973	4,012,009
TOTAL FINANCIALS		12,615,237
Industrials - 2.7%
Building Products - 0.8%
Cie de Saint-Gobain SA	47,024	4,282,739
Construction & Engineering - 1.9%
Eiffage SA	27,034	4,344,576
Vinci SA	36,764	5,541,692
		9,886,268
TOTAL INDUSTRIALS		14,169,007
Information Technology - 0.4%
IT Services - 0.4%
Capgemini SE	20,559	2,484,024
Real Estate - 0.6%
Retail REITs - 0.6%
Klepierre SA	85,417	3,452,837
Utilities - 1.0%
Multi-Utilities - 1.0%
Engie SA	159,126	5,239,624
TOTAL FRANCE		49,144,575
GERMANY - 9.3%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Deutsche Telekom AG	152,991	4,947,879
Consumer Discretionary - 1.7%
Automobiles - 1.0%
Mercedes-Benz Group AG	91,313	5,311,283
Hotels, Restaurants & Leisure - 0.7%
TUI AG (b)	514,846	3,836,228
TOTAL CONSUMER DISCRETIONARY		9,147,511
Financials - 2.1%
Insurance - 2.1%
Allianz SE	14,856	6,779,037
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,805	4,676,709
TOTAL FINANCIALS		11,455,746
Health Care - 1.2%
Health Care Providers & Services - 0.6%
Fresenius Medical Care AG	70,244	3,181,454
Pharmaceuticals - 0.6%
Merck KGaA	24,091	3,110,007
TOTAL HEALTH CARE		6,291,461
Industrials - 2.4%
Industrial Conglomerates - 1.6%
Siemens AG	28,040	8,306,956
Machinery - 0.8%
Daimler Truck Holding AG	80,942	4,077,111
TOTAL INDUSTRIALS		12,384,067
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Infineon Technologies AG	78,135	5,236,322
TOTAL GERMANY		49,462,986
HONG KONG - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Sun Hung Kai Properties Ltd	136,500	2,366,261
ISRAEL - 0.5%
Information Technology - 0.5%
Software - 0.5%
Nice Ltd (c)	23,837	2,402,958
ITALY - 2.5%
Financials - 1.4%
Banks - 1.4%
Banca Monte dei Paschi di Siena SpA (b)	283,718	3,012,645
UniCredit SpA	60,213	4,634,929
TOTAL FINANCIALS		7,647,574
Utilities - 1.1%
Electric Utilities - 1.1%
Enel SpA	494,063	5,751,559
TOTAL ITALY		13,399,133
JAPAN - 22.9%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
KDDI Corp	392,400	6,466,756
Consumer Discretionary - 3.4%
Automobiles - 1.6%
Mazda Motor Corp	324,000	2,091,356
Toyota Motor Corp	344,200	6,639,971
		8,731,327
Household Durables - 1.8%
Panasonic Holdings Corp	225,000	4,598,927
Sony Group Corp	240,000	4,767,685
		9,366,612
TOTAL CONSUMER DISCRETIONARY		18,097,939
Consumer Staples - 0.9%
Beverages - 0.9%
Asahi Group Holdings Ltd	489,900	4,839,445
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Inpex Corp	112,800	2,987,269
Financials - 3.6%
Banks - 2.4%
Mitsubishi UFJ Financial Group Inc	396,000	7,118,676
Sumitomo Mitsui Financial Group Inc	157,200	5,529,411
		12,648,087
Insurance - 1.2%
Japan Post Holdings Co Ltd	263,800	3,068,870
MS&AD Insurance Group Holdings Inc	135,000	3,475,256
		6,544,126
TOTAL FINANCIALS		19,192,213
Health Care - 1.2%
Pharmaceuticals - 1.2%
Shionogi & Co Ltd	304,800	6,165,828
Industrials - 6.1%
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co Ltd	210,400	3,984,986
Trading Companies & Distributors - 5.4%
ITOCHU Corp	429,900	5,316,654
Marubeni Corp	142,200	5,509,961
Mitsubishi Corp	217,200	6,916,359
Mitsui & Co Ltd	171,200	6,441,372
Sumitomo Corp	119,900	4,468,370
		28,652,716
TOTAL INDUSTRIALS		32,637,702
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
Kioxia Holdings Corp (c)	39,600	9,491,567
Renesas Electronics Corp	329,000	6,743,550
SCREEN Holdings Co Ltd	75,300	4,915,727
TOTAL INFORMATION TECHNOLOGY		21,150,844
Materials - 0.8%
Metals & Mining - 0.8%
Nippon Steel Corp	1,225,600	4,475,996
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Daiwa House Industry Co Ltd	106,100	3,241,803
Utilities - 0.5%
Electric Utilities - 0.5%
Kansai Electric Power Co Inc/The	179,400	2,868,362
TOTAL JAPAN		122,124,157
LUXEMBOURG - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
ArcelorMittal SA	90,909	5,250,993
MEXICO - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Fresnillo PLC	93,136	4,094,147
NETHERLANDS - 4.2%
Financials - 0.7%
Insurance - 0.7%
NN Group NV	45,174	3,937,258
Industrials - 0.8%
Professional Services - 0.8%
Wolters Kluwer NV	57,304	4,464,783
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	9,722	13,940,729
TOTAL NETHERLANDS		22,342,770
SINGAPORE - 0.8%
Financials - 0.8%
Banks - 0.8%
United Overseas Bank Ltd	151,000	4,286,169
SPAIN - 1.3%
Financials - 1.3%
Banks - 1.3%
Banco Santander SA	556,206	6,772,508
SWEDEN - 1.9%
Consumer Staples - 0.6%
Household Products - 0.6%
Essity AB B Shares	117,301	3,099,914
Industrials - 1.3%
Machinery - 1.3%
Volvo AB B Shares	197,216	6,802,022
TOTAL SWEDEN		9,901,936
SWITZERLAND - 2.3%
Financials - 1.1%
Capital Markets - 1.1%
UBS Group AG	133,319	5,881,344
Industrials - 1.2%
Electrical Equipment - 1.2%
ABB Ltd	63,155	6,334,478
TOTAL SWITZERLAND		12,215,822
UNITED KINGDOM - 9.1%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC	2,310,968	3,681,954
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	115,859	3,273,016
Consumer Staples - 1.7%
Food Products - 0.8%
Associated British Foods PLC	183,151	4,546,941
Tobacco - 0.9%
Imperial Brands PLC	120,396	4,582,439
TOTAL CONSUMER STAPLES		9,129,380
Financials - 3.1%
Banks - 1.2%
Barclays PLC	1,036,354	6,075,894
Capital Markets - 0.8%
3i Group PLC	128,596	4,476,907
Insurance - 1.1%
Aviva PLC	617,943	5,236,318
TOTAL FINANCIALS		15,789,119
Health Care - 0.9%
Pharmaceuticals - 0.9%
GSK PLC	193,074	5,059,586
Industrials - 1.3%
Industrial Conglomerates - 0.7%
CK Hutchison Holdings Ltd	439,000	3,645,374
Passenger Airlines - 0.6%
easyJet PLC	689,175	3,292,683
TOTAL INDUSTRIALS		6,938,057
Utilities - 0.8%
Multi-Utilities - 0.8%
Centrica PLC	1,528,640	4,461,809
TOTAL UNITED KINGDOM		48,332,921
UNITED STATES - 8.9%
Consumer Staples - 1.6%
Food Products - 1.6%
Nestle SA	84,329	8,524,017
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Shell PLC	187,666	8,481,631
Health Care - 3.8%
Health Care Equipment & Supplies - 0.3%
Alcon AG	22,973	1,710,233
Pharmaceuticals - 3.5%
Novartis AG	45,322	6,716,731
Roche Holding AG	17,080	6,953,868
Sanofi SA	54,506	5,103,552
		18,774,151
TOTAL HEALTH CARE		20,484,384
Industrials - 1.9%
Marine Transportation - 0.8%
AP Moller - Maersk A/S Series B	1,826	4,324,141
Trading Companies & Distributors - 1.1%
Sunbelt Rentals Holdings Inc	75,458	5,774,801
TOTAL INDUSTRIALS		10,098,942
TOTAL UNITED STATES		47,588,974
TOTAL COMMON STOCKS (Cost $478,655,241)		528,908,797

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $35,953)	3.64	36,000	35,953

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $555,291)	3.69	555,180	555,291

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $479,246,485)	529,500,041
NET OTHER ASSETS (LIABILITIES) - 0.6%	3,397,512
NET ASSETS - 100.0%	532,897,553

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	24	6/2026	3,655,320	175,661

The notional amount of long futures as a percentage of Net Assets is 0.7%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,953.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	144,969	15,537,182	15,126,905	10,500	45	-	555,291	555,180	0.0%
Fidelity Securities Lending Cash Central Fund	-	39,268,590	39,268,590	4,367	-	-	-	-	0.0%
Total	144,969	54,805,772	54,395,495	14,867	45	-	555,291

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	16,974,279	16,974,279	-	-
Consumer Discretionary	41,366,091	41,366,091	-	-
Consumer Staples	33,013,340	33,013,340	-	-
Energy	31,803,587	31,803,587	-	-
Financials	138,174,586	138,174,586	-	-
Health Care	45,271,820	45,271,820	-	-
Industrials	101,141,679	101,141,679	-	-
Information Technology	50,461,732	50,461,732	-	-
Materials	41,143,312	41,143,312	-	-
Real Estate	9,271,247	9,271,247	-	-
Utilities	20,287,124	20,287,124	-	-

U.S. Treasury Obligations	35,953	-	35,953	-

Money Market Funds	555,291	555,291	-	-
Total Investments in Securities:	529,500,041	529,464,088	35,953	-
Derivative Instruments:

Assets
Futures Contracts	175,661	175,661	-	-
Total Assets	175,661	175,661	-	-
Total Derivative Instruments:	175,661	175,661	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	175,661	-
Total Equity Risk	175,661	-
Total Value of Derivatives	175,661	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Value Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,743,138) - See accompanying schedule:
Unaffiliated issuers (cost $478,691,194)	$528,944,750
Fidelity Central Funds (cost $555,291)	555,291

Total Investment in Securities (cost $479,246,485)		$529,500,041
Segregated cash with brokers for derivative instruments		118,294
Foreign currency held at value (cost $78,603)		78,933
Dividends receivable		2,153,249
Reclaims receivable		1,045,372
Interest receivable		1,252
Distributions receivable from Fidelity Central Funds		2,778
Receivable for variation margin on futures contracts		74,256
Other receivables		2,249
Total assets		532,976,424
Liabilities
Accrued management fee	$78,871
Total liabilities		78,871
Net Assets		$532,897,553
Net Assets consist of:
Paid in capital		$454,372,907
Total accumulated earnings (loss)		78,524,646
Net Assets		$532,897,553
Net Asset Value, offering price and redemption price per share ($532,897,553 ÷ 14,500,000 shares)		$36.75
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$8,710,536
Foreign Tax Reclaims		466,926
Interest		1,291
Income from Fidelity Central Funds (including $4,367 from security lending)		14,867
Security lending		865
Income before foreign taxes withheld		$9,194,485
Less foreign taxes withheld		(1,209,634)
Total income		7,984,851
Expenses
Management fee	$389,051
Independent trustees' fees and expenses	545
Interest	1,063
Total expenses before reductions	390,659
Expense reductions	(222)
Total expenses after reductions		390,437
Net Investment income (loss)		7,594,414
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,063,231
Redemptions in-kind	27,505,043
Fidelity Central Funds	45
Foreign currency transactions	(26,989)
Futures contracts	4,858
Total net realized gain (loss)		28,546,188
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,892,948
Assets and liabilities in foreign currencies	61,897
Futures contracts	162,197
Total change in net unrealized appreciation (depreciation)		23,117,042
Net gain (loss)		51,663,230
Net increase (decrease) in net assets resulting from operations		$59,257,644
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,594,414	$7,004,139
Net realized gain (loss)	28,546,188	26,838,490
Change in net unrealized appreciation (depreciation)	23,117,042	22,365,956
Net increase (decrease) in net assets resulting from operations	59,257,644	56,208,585
Distributions to shareholders	(5,857,300)	(7,058,000)

Share transactions
Proceeds from sales of shares	275,253,244	201,246,283
Cost of shares redeemed	(86,724,778)	(125,911,101)

Net increase (decrease) in net assets resulting from share transactions	188,528,466	75,335,182
Total increase (decrease) in net assets	241,928,810	124,485,767

Net Assets
Beginning of period	290,968,743	166,482,976
End of period	$532,897,553	$290,968,743

Other Information
Shares
Sold	7,600,000	7,200,000
Redeemed	(2,300,000)	(4,600,000)
Net increase (decrease)	5,300,000	2,600,000

Financial Highlights
Fidelity® International Value Factor ETF

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.63	$25.22	$21.70	$18.94	$24.38	$17.82
Income from Investment Operations
Net investment income (loss) A,B	.62	.90	.88	.79	.83	.79
Net realized and unrealized gain (loss)	4.95	6.40	3.54	2.78	(5.32)	6.54
Total from investment operations	5.57	7.30	4.42	3.57	(4.49)	7.33
Distributions from net investment income	(.45)	(.89)	(.90)	(.81)	(.95)	(.77)
Total distributions	(.45)	(.89)	(.90)	(.81)	(.95)	(.77)
Net asset value, end of period	$36.75	$31.63	$25.22	$21.70	$18.94	$24.38
Total Return C,D,E	17.75%	29.41%	20.51%	18.72%	(18.82)%	41.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.18% H	.18%	.19%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % H	.18%	.19%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18% H	.18%	.19%	.39%	.39%	.39%
Net investment income (loss)	3.51% H	3.20%	3.52%	3.52%	3.79%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$532,898	$290,969	$166,483	$73,768	$37,883	$41,449
Portfolio turnover rate I,J	69 % H	61%	71%	81%	69%	101%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld or foreign tax reclaims, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity Emerging Markets Multifactor ETF Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Multifactor ETF	436,049,324	109,040,171	(33,608,758)	75,431,413
Fidelity International High Dividend ETF	300,957,872	29,075,465	(14,307,884)	14,767,581
Fidelity International Multifactor ETF	247,937,437	34,486,389	(12,886,674)	21,599,715
Fidelity International Value Factor ETF	479,539,482	76,657,621	(26,521,401)	50,136,220

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Multifactor ETF	(893,236)	(535,563)	(1,428,799)
Fidelity International High Dividend ETF	(6,307,920)	(5,753,409)	(12,061,329)
Fidelity International Multifactor ETF	(2,793,001)	(772,261)	(3,565,262)
Fidelity International Value Factor ETF	-	(2,400,166)	(2,400,166)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Multifactor ETF	330,595,926	98,626,895
Fidelity International High Dividend ETF	166,166,916	161,448,917
Fidelity International Multifactor ETF	107,488,317	107,493,125
Fidelity International Value Factor ETF	136,884,242	133,171,548

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Emerging Markets Multifactor ETF	5,268,891	32,961,391
Fidelity International High Dividend ETF	185,239,855	85,134,329
Fidelity International Multifactor ETF	107,157,978	65,632,557
Fidelity International Value Factor ETF	270,827,323	86,359,036
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Fee Rate
Fidelity Emerging Markets Multifactor ETF	.25%
Fidelity International High Dividend ETF	.18%
Fidelity International Multifactor ETF	.18%
Fidelity International Value Factor ETF	.18%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Multifactor ETF	Borrower	5,068,000	3.90%	548
Fidelity International High Dividend ETF	Borrower	6,962,000	3.89%	752
Fidelity International Multifactor ETF	Borrower	1,833,714	3.89%	1,388
Fidelity International Value Factor ETF	Borrower	9,835,000	3.89%	1,063

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Multifactor ETF	12,331	-	-
Fidelity International High Dividend ETF	55	-	-
Fidelity International Multifactor ETF	62	-	-
Fidelity International Value Factor ETF	571	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity International High Dividend ETF	1,803,870
Fidelity International Value Factor ETF	6,951,080
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Multifactor ETF	104,500	4.14%	96

9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Multifactor ETF	58
Fidelity International High Dividend ETF	170
Fidelity International Multifactor ETF	202
Fidelity International Value Factor ETF	222
10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9885305.108
IHD-IVE-SANN-0626

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026